                    [AMERICAN AADVANTAGE MILEAGE FUNDS LOGO]

                             - Platinum Class(sm) -
                                P.O. Box 619003
                        Dallas/Fort Worth Airport, Texas
                                   75261-9003
                                 (800) 967-9009

                              - Mileage Class(R) -
                                P.O. Box 419643
                        Kansas City, Missouri 64141-6643
                                 (800) 388-3344

This report is prepared for shareholders of the American
AAdvantage Mileage Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

                                     ANNUAL
                                     REPORT

                                October 31, 1997

                    [AMERICAN AADVANTAGE MILEAGE FUNDS LOGO]

                             Balanced Mileage Fund
                         Growth and Income Mileage Fund
                       International Equity Mileage Fund
                        Limited-Term Income Mileage Fund
                           Money Market Mileage Fund
                      Municipal Money Market Mileage Fund
                   U.S. Government Money Market Mileage Fund

                    Managed by AMR Investment Services, Inc.

Dear Fellow Shareholder:

     1997 marked the 10th anniversary for the American AAdvantage Funds family. During that time the Funds have grown from $325 million in 1987 to over $6 billion. We have been blessed by both good market conditions and achieving our goals to provide our shareholders with diversified, low-cost funds that have consistently achieved above average returns. We are pleased to report to you on this year's performance of the American AAdvantage Mileage Funds and provide you with a copy of the Annual Report for the year ending October 31, 1997.

  Balanced Mileage Fund

     The Balanced Mileage Fund's total return for the year ending October 31, 1997 was 19.52%, slightly lagging the Lipper Balanced Index total return of 20.10%.

     The Fund's 56.3% stock exposure was slightly below the Fund's "neutral" stock weighting of 60% primarily due to expectations of slowing corporate profit growth in 1997 and 1998. Stock segment returns were 31.18% versus the S&P 500 Index's return of 32.18%, while the bond segment's 9.16% return surpassed the Lehman Govt/Corp Index total return of 8.81% for the year.

     Stocks continued to climb to record highs as the strong U.S. economy coupled with full employment and low inflation attracted domestic and foreign investors alike. Performance was dominated by a few large cap growth stocks for most of the year, but this trend reversed in the last months of the period as investors moved out of the higher priced stocks into small to mid cap stocks that perform well in a benign interest rate environment. Thirty year Treasury bond yields fell from 6.64% at the end of October 1996 to 6.15% at the end of October 1997 as fears of inflation abated. The Consumer Price Index (CPI) remained low during the year, approaching an eleven year low for inflation in the U.S.

     The Fund employs an investment discipline that emphasizes purchasing securities with above average growth expectations which are selling at a discount to the market. As a result, the Fund significantly overweighted the financial sector, which posted strong returns due to steady earnings growth and continued consolidation in the banking industry. The Fund's performance was also boosted by the superior stock selection and modest overweighting of the consumer cyclicals sector. Growth in personal income and strong consumer confidence have resulted in autos and retailers posting strong earnings. Although technology was the best performing sector in the S&P 500 Index, the Fund underweighted this area as very few technology stocks fall within the Fund's value parameters.

  Growth and Income Mileage Fund

     The Growth and Income Mileage Fund performed well for the year ending October 31, 1997. The Fund's total return was 27.60%, just short of the Lipper Growth and Income Index total return average of 28.03%.

     Since the Fund utilizes the same investment managers and the same value approach to stock selection as the Balanced Fund, it also benefited from overweighted positions in financial and consumer cyclical stocks but was also hurt from its underweighting in technology.

  International Equity Mileage Fund

     The International Equity Mileage Fund continued to post strong results on an absolute and relative basis for the year ending October 31, 1997. The Fund's total return for the one year period was 18.44%, compared to a 13.35% return for the Lipper International Index.

     Relative to the EAFE Index (the Morgan Stanley Capital International Europe, Australia and Far East Index), which returned 4.91% for the twelve month period, the Fund added value through both good country and stock selection.

     While overall EAFE returns were volatile and disappointing, returns for Europe were much stronger and less volatile. Investors reacted positively to stronger economic growth, higher corporate earnings, the increased likelihood of European Monetary Union and a heightened focus on "shareholder value" and "corporate restructurings". Additionally, low inflation and low interest rates have given investors more confidence in the equity markets. Over the past twelve months, successful overweightings particularly of the Dutch, Finnish, Norwegian and Spanish markets, combined with positive stock selection in France and the Netherlands, favorably impacted the Fund's returns.

     The overall underweighting of the Japanese market and the Fund's concentration in export-related companies within Japan added the most value relative to EAFE returns. The Fund's average weighting was just over 13% for the period while the EAFE Index's weighting was close to 32%. The Fund's Japanese holdings returned 3.7% compared to Japan's index return of a negative 18.0% for the twelve months ended October 31. The outlook for Japan remains cautious. Despite the poor performance of the Japanese market, valuation levels for stocks remain high relative to other parts of the world. In addition, the problems with the banking system and the crisis in Southeast Asia continue to be cause for concern. As a result, the Fund expects to continue to significantly underweight Japan.

  Limited-Term Income Mileage Fund

     For the year ending October 31, 1997, the total return of the Limited-Term Income Mileage Fund was 5.90%, compared to the Linked Lipper Short-Term Investment Grade Debt Average of 6.05% for the twelve months.

     This twelve month period was characterized by a moderate rise then fall in interest rates. The two year Treasury note's yield ended the period at 5.61%, 13 basis points lower than the same time last year. The economy was relatively strong for the entire period, but was able to grow without inflation, thus keeping the Fed on the sidelines after it raised rates 25 basis points on March 25, 1997. For the period, the duration of the Fund was largely neutral or short of its benchmark, which had a slightly negative impact on the Fund's returns. On October 31, the portfolio's weighted average duration was 1.7 years.

     The Fund realized incremental income by holding mortgage-backed securities. During a period of generally unchanged prices, this higher income component improved total return.

  Money Market Funds

     The American AAdvantage Money Market Mileage Fund, Municipal Money Market Mileage Fund, and the U.S. Government Money Market Mileage Fund have all continued to maintain a 'AAA', 'V-1+' rating by Fitch Investors Service, which reflects their high credit quality and conservative investment guidelines.

  Money Market Mileage Fund

     For the year ending October 31, 1997, the Mileage Class of the American AAdvantage Money Market Mileage Fund returned 5.14%, outperforming its Lipper benchmark, the Money Market Instrument Funds' Average of 4.87%. During the same period, the Platinum Class returned 4.71.

     Since the March 25th FOMC meeting when the target Federal Funds rate was raised by 25 basis points to 5.50%, the Federal Reserve has maintained a "bias to tighten" but has elected to hold monetary policy stable as the economy continued to exhibit solid growth and productivity with no signs of inflation.

     One of the factors contributing to the Fund's performance during this period was the decision to invest primarily in variable rate obligations indexed to the London Interbank Offering Rate that reset on a quarterly basis with final maturities of 397 days or less.

  Municipal Money Market Mileage Fund

     For the year ending October 31, 1997, the American AAdvantage Municipal Money Market Mileage Fund achieved an annualized total return of 3.18%, and outperformed its benchmark, the Lipper Tax-Exempt Money Market Funds' Average, of 3.04%. Since its inception, the Fund has invested exclusively in high credit worthy municipal issuers that have been further credit enhanced by either a bank letter of credit or bond insurance.

  U.S. Government Money Market Mileage Fund

     For the year ending October 31, 1997, the American AAdvantage U.S. Government Money Market Mileage Fund had an annualized total return for the period of 5.00%, and outperformed its Lipper benchmark, the Lipper U.S. Government Money Market Funds Average, of 4.86%.

     As always, we appreciate your confidence and support and look forward to serving you -- our shareholders -- over the next ten years.

                                            Sincerely,

                                            /s/ WILLIAM F. QUINN

                                            William F. Quinn
                                            President
                                            American AAdvantage Mileage Funds

                   AMERICAN AADVANTAGE BALANCED MILEAGE FUND
                  PERFORMANCE SUMMARY THROUGH OCTOBER 31, 1997

     Comparison of Change in Value $10,000 Investment in the Fund, the Standard & Poor's 500 Index, the Shearson Lehman Government/Corporate and the Lipper Balanced Index.

  Annualized Returns               1 Year         5 Year         10 Year
                                   ------         ------         -------
Mileage Fund *.................    19.52%         14.45%         12.88%
S&P 500........................    32.18%         19.86%         17.16%
SLGC...........................     8.81%          7.62%          9.19%
Lipper Balanced Index..........    20.10%         13.28%         12.73%


                                    [GRAPH]

                             Nov-87    Oct-88    Oct-89    Oct-90    Oct-91    Oct-92    Oct-93    Oct-94    Oct-95    Oct-96
                             -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Mileage Fund *.............  $10,000   $11,463   $13,239   $12,545   $15,725   $17,102   $20,385   $20,351   $24,235   $28,105
S&P 500....................  $10,000   $11,477   $14,501   $13,415   $17,912   $19,695   $22,631   $23,522   $29,723   $36,862
SLGC.......................  $10,000   $11,063   $12,406   $13,089   $15,100   $16,688   $18,967   $18,088   $21,010   $22,143
Lipper Balanced Index......  $10,000   $11,316   $13,228   $12,726   $16,311   $17,773   $20,632   $20,506   $24,112   $27,605

                             Oct-97
                             -------
Mileage Fund *.............  $33,590
S&P 500....................  $48,723
SLGC.......................  $24,093
Lipper Balanced Index......  $33,153

---------------

* Fund performance represents the total returns achieved by the Institutional Class of the American AAdvantage Balanced Fund from 11/1/87 through 7/31/94, the returns of the Mileage Class of the American AAdvantage Balanced Fund from 8/1/94 through 10/31/95 and the returns of the American AAdvantage Balanced Mileage Fund since its 11/1/95 inception. Expenses of the Mileage Class and Mileage Fund are higher than those of the Institutional Class. Therefore, total returns shown may be higher than they would have been had the Mileage Fund been in operation since 11/1/87.

               AMERICAN AADVANTAGE GROWTH AND INCOME MILEAGE FUND
                  PERFORMANCE SUMMARY THROUGH OCTOBER 31, 1997


     Comparison of Change in Value $10,000 Investment in the Fund, the Standard & Poor's 500 Index and the Lipper Growth & Income Index.

  Annualized Returns               1 Year         5 Year         10 Year
                                   ------         ------         -------
Mileage Fund *.................    27.60%         18.78%         16.10%
S&P 500........................    32.18%         19.86%         17.16%
Lipper Growth & Income  Index..    28.03%         18.17%         15.53%

                                      [GRAPH]

                       Nov-87    Oct-88    Oct-89    Oct-90    Oct-91    Oct-92    Oct-93    Oct-94    Oct-95    Oct-96    Oct-97
                       -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Mileage Fund *.......  $10,000   $12,220   $14,780   $12,782   $17,106   $18,816   $22,859   $23,594   $28,397   $34,864   $44,488
S&P 500..............  $10,000   $11,477   $14,501   $13,415   $17,912   $19,695   $22,631   $23,522   $29,723   $36,862   $48,723
Lipper Growth &
 Income Index........  $10,000   $11,817   $14,278   $12,627   $16,878   $18,382   $21,965   $22,659   $27,254   $33,086   $42,360

---------------

* Fund performance represents the total returns achieved by the Institutional Class of the American AAdvantage Growth and Income Fund from 11/1/87 through 7/31/94, the returns of the Mileage Class of the American AAdvantage Growth and Income Fund from 8/1/94 through 10/31/95 and the returns of the American AAdvantage Growth and Income Mileage Fund since its 11/1/95 inception. Expenses of the Mileage Class and Mileage Fund are higher than those of the Institutional Class. Therefore, total returns shown may be higher than they would have been had the Mileage Fund been in operation since 11/1/87.

             AMERICAN AADVANTAGE INTERNATIONAL EQUITY MILEAGE FUND
                  PERFORMANCE SUMMARY THROUGH OCTOBER 31, 1997


     Comparison of Change in Value $10,000 Investment in the Fund, the EAFE (Europe, Australia and Far East) and the Lipper International Index.

  Annualized Returns               1 Year         5 Year       Since Inception
                                   ------         ------       ---------------
Mileage Fund *.................    18.44%         17.70%       11.87%
EAFE...........................     4.91%         12.07%        8.25%
Lipper International Index ....    13.35%         13.70%       10.44%

                                    [GRAPH]

                                                     Aug-91    Oct-91    Oct-92   Oct-93    Oct-94    Oct-95    Oct-96    Oct-97
                                                     -------   -------   ------   -------   -------   -------   -------   -------
Mileage Fund **....................................  $10,000   $10,132   $8,910   $12,167   $13,578   $14,579   $16,992   $20,125
EAFE Index.........................................  $10,000   $10,676   $9,286   $12,804   $14,132   $14,124   $15,645   $16,414
Lipper International Index.........................  $10,000   $10,314   $9,792   $13,127   $14,638   $14,569   $16,412   $18,602

---------------

 * Inception date of American AAdvantage International Equity Fund was 8/7/91. Changes in value for indices have a starting date of 8/7/91.

 ** Fund performance represents the total returns achieved by the Institutional Class of the American AAdvantage International Equity Fund from 8/7/91 through 7/31/94, the returns of the Mileage Class of the American AAdvantage International Equity Fund from 8/1/94 through 10/31/95 and the returns of the American AAdvantage International Equity Fund since its 11/1/95 inception. Expenses of the Mileage Class and Mileage Fund are higher than those of the Institutional Class. Therefore, total returns shown may be higher than they would have been had the Mileage Fund been in place since 8/7/91.

              AMERICAN AADVANTAGE LIMITED-TERM INCOME MILEAGE FUND
                  PERFORMANCE SUMMARY THROUGH OCTOBER 31, 1997


Comparison of Change in Value $10,000 Investment in the Fund, the Shearson Lehman Government/Corporate 1 to 5 Year Index* and the Linked Lipper Average***.

  Annualized Returns               1 Year         5 Year     Since Inception
                                   ------         ------     ---------------
Mileage Fund *.................     5.90%          5.15%          6.78%
S&P 500........................    32.18%         19.86%         17.16%
SLGC...........................     6.89%          6.10%          7.77%
Linked Lipper Average..........     6.05%          5.13%          6.88%

                                    [GRAPH]

                       Dec-87    Oct-88    Oct-89    Oct-90    Oct-91    Oct-92    Oct-93    Oct-94    Oct-95    Oct-96    Oct-97
                       -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Mileage Fund **......  $10,000   $10,670   $11,482   $12,345   $13,810   $14,906   $15,979   $16,052   $17,308   $18,096   $19,165
Linked Lipper
 Average.............  $10,000   $10,730   $11,696   $12,613   $14,026   $15,077   $16,048   $16,070   $17,459   $18,252   $19,358
Shearson Lehman G/C
 1-5 Year Index......  $10,000   $10,675   $11,723   $12,715   $14,310   $15,622   $16,833   $16,795   $18,545   $19,655   $21,009

---------------

 * Inception date of the American AAdvantage Limited-Term Income Fund was 12/3/87. Changes in value for indices have a starting date of 12/3/87.

 ** Fund performance represents the total returns achieved by the Institutional
    Class of the American AAdvantage Limited-Term Income Fund from 12/3/87 through 7/31/94, the returns of the Mileage Class of the American AAdvantage Limited-Term Income Fund from 8/1/94 through 10/31/95 and the returns of the American AAdvantage Limited-Term Income Mileage Fund since its 11/1/95 inception. Expenses of the Mileage Class and Mileage Fund are higher than those of the Institutional Class. Therefore, total returns shown may be higher than they would have been had the Mileage Fund been in place since 12/3/87.

*** The Linked Lipper Average is created by linking the Lipper Short-Term (1-5
    Year) Investment Grade Debt Average from 11/30/87 through 12/31/95, the Lipper Short-Intermediate Investment Grade Debt Average from 1/1/96 through 7/31/96 and the Lipper Short-Term (1-3 Year) Investment Grade Debt Average since 8/1/96.

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Shareholders and Board of Trustees
American AAdvantage Balanced Mileage Fund
American AAdvantage Growth and Income Mileage Fund
American AAdvantage International Equity Mileage Fund
American AAdvantage Limited-Term Income Mileage Fund
American AAdvantage Money Market Mileage Fund
American AAdvantage Municipal Money Market Mileage Fund
American AAdvantage U.S. Government Money Market Mileage Fund

     We have audited the accompanying statements of assets and liabilities of the American AAdvantage Balanced Mileage Fund, the American AAdvantage Growth and Income Mileage Fund, the American AAdvantage International Equity Mileage Fund, the American AAdvantage Limited-Term Income Mileage Fund, the American AAdvantage Money Market Mileage Fund, the American AAdvantage Municipal Money Market Mileage Fund, and the American AAdvantage U.S. Government Money Market Mileage Fund (collectively, "the Funds") (separate funds comprising the American AAdvantage Mileage Funds) as of October 31, 1997, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of October 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective American AAdvantage Mileage Funds at October 31, 1997, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP
Dallas, Texas
December 19, 1997

AMERICAN AADVANTAGE MILEAGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 1997
--------------------------------------------------------------------------------

                                                                          Growth and    International    Limited-Term
                                                              Balanced      Income         Equity           Income
                                                              --------    ----------    -------------    ------------
                                                                (in thousands, except share and per share amounts)
ASSETS:
    Investment in Portfolio, at value.......................  $  3,447     $  9,809       $  5,236         $  1,236
    Receivable for fund shares sold.........................         -        2,727              -                -
    Receivable for expense reimbursement (Note 2)...........         6            -              -                1
    Deferred organization costs, net........................         6            6              6                6
                                                              --------     --------       --------         --------
        TOTAL ASSETS........................................     3,459       12,542          5,242            1,243
                                                              --------     --------       --------         --------

LIABILITIES:
    Payable for fund shares redeemed........................         2            -              2                -
    Accrued organization costs..............................         8            8              8                8
    Management fees payable (Note 2)........................         1            2              1                -
    Other liabilities.......................................        11           19             12                9
                                                              --------     --------       --------         --------
        TOTAL LIABILITIES...................................        22           29             23               17
                                                              --------     --------       --------         --------
NET ASSETS..................................................  $  3,437     $ 12,513       $  5,219         $  1,226
                                                              ========     ========       ========         ========

ANALYSIS OF NET ASSETS:
    Paid-in-capital.........................................     2,777        9,991          4,345            1,264
    Accumulated undistributed investment income.............        88          122             59                -
    Accumulated net realized gain (loss)....................       545          977            181              (21)
    Unrealized appreciation (depreciation) of investments...        27        1,423            634              (17)
                                                              --------     --------       --------         --------
NET ASSETS..................................................  $  3,437     $ 12,513       $  5,219         $  1,226
                                                              ========     ========       ========         ========
Shares outstanding (no par value)...........................   187,552      527,571        295,418          127,617
                                                              ========     ========       ========         ========
Net asset value, offering and redemption price per share....  $  18.32     $  23.72       $  17.67         $   9.60
                                                              ========     ========       ========         ========

                             See accompanying notes

AMERICAN AADVANTAGE MILEAGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 1997
--------------------------------------------------------------------------------

                                                               Money       Municipal      U.S. Government
                                                               Market     Money Market     Money Market
                                                              --------    ------------    ---------------
                                                                      (in thousands, except share
                                                                        and per share amounts)
ASSETS:
    Investment in Portfolio, at value.......................  $154,976    $    26,673       $    28,926
    Receivable for expense reimbursement (Note 2)...........        45             15                 -
    Deferred organization costs, net........................         6              6                 6
                                                              --------    -----------       -----------
        TOTAL ASSETS........................................   155,027         26,694            28,932
                                                              --------    -----------       -----------

LIABILITIES:
    Accrued organization costs..............................         8              8                 8
    Dividends payable.......................................       631             70               122
    Management and administrative services fees payable
      (Note 2)..............................................        20              1                 1
    Other liabilities.......................................       237             51                10
                                                              --------    -----------       -----------
        TOTAL LIABILITIES...................................       896            130               141
                                                              --------    -----------       -----------
NET ASSETS..................................................  $154,131    $    26,564       $    28,791
                                                              ========    ===========       ===========

ANALYSIS OF NET ASSETS:
    Paid-in-capital.........................................   154,131         26,564            28,791
                                                              --------    -----------       -----------
NET ASSETS..................................................  $154,131    $    26,564       $    28,791
                                                              ========    ===========       ===========

Shares outstanding (no par value)...........................       N/A     26,563,593        28,790,677
                                                                          ===========       ===========

Net asset value, offering and redemption price per share....       N/A    $      1.00       $      1.00
                                                                          ===========       ===========

MILEAGE CLASS:
    Net asset value, offering and redemption price per share
      (104,946,583 shares outstanding)......................  $   1.00            N/A               N/A
                                                              ========

PLATINUM CLASS:
    Net asset value, offering and redemption price per share
      (49,184,010 shares outstanding).......................  $   1.00            N/A               N/A
                                                              ========

                             See accompanying notes

AMERICAN AADVANTAGE MILEAGE FUNDS
STATEMENTS OF OPERATIONS
Year Ended October 31, 1997
--------------------------------------------------------------------------------

                                                                                   Limited-                        Municipal
                                                  Growth and     International       Term            Money           Money
                                   Balanced         Income          Equity          Income          Market          Market
                                 -------------   -------------   -------------   -------------   -------------   -------------
                                                                        (in thousands)
INVESTMENT INCOME ALLOCATED FROM
  PORTFOLIO:
    Interest income............. $          87   $          16   $          20   $          76   $       7,453   $       1,004
    Dividend income (net of
      foreign taxes of $12 in
      International Equity
      Fund).....................            48             216             113               -               -               -
    Income derived from
      securities lending, net...             1               1               2               -               -               -
    Portfolio expenses (net of
      reimbursement of $2 for
      the Municipal Money Market
      Fund).....................           (10)            (28)            (25)             (3)           (215)            (48)
                                 -------------   -------------   -------------   -------------   -------------   -------------
        NET INVESTMENT INCOME
          ALLOCATED FROM
          PORTFOLIO.............           126             205             110              73           7,238             956
                                 -------------   -------------   -------------   -------------   -------------   -------------
FUND EXPENSES:
    Management fees (Note 2)....             8              21              11               3              65              13
    Administrative service
      fees - Platinum Class
      (Note 2)..................             -               -               -               -             147               -
    Transfer agent fees.........             5              12               6               1               -              36
    Transfer agent
      fees - Mileage
      Class.....................             -               -               -               -             147               -
    Transfer agent
      fees - Platinum Class.....             -               -               -               -               1               -
    Professional fees...........             6               8               2               1              47               4
    Registration fees and
      expenses..................            17              17              16              19              82              28
    Distribution fees...........             8              21              11               3               -              67
    Distribution fees - Mileage
      Class.....................             -               -               -               -             260               -
    Distribution fees - Platinum
      Class.....................             -               -               -               -              67               -
    Other expenses..............             3               3               3               2              40              10
                                 -------------   -------------   -------------   -------------   -------------   -------------
        TOTAL FUND EXPENSES.....            47              82              49              29             856             158
                                 -------------   -------------   -------------   -------------   -------------   -------------
        Less reimbursement of
          expenses (Note 2).....            26              27               9              23              83              33
                                 -------------   -------------   -------------   -------------   -------------   -------------
        NET FUND EXPENSES.......            21              55              40               6             773             125
                                 -------------   -------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME...........           105             150              70              67           6,465             831
                                 -------------   -------------   -------------   -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ALLOCATED FROM
  PORTFOLIO:
    Net realized gain (loss) on
      investments and foreign
      currency transactions.....           426             760             154               1               2               -
    Change in net unrealized
      appreciation or
      depreciation of
      investments and foreign
      currency translations.....             -           1,083             440              (6)              -               -
                                 -------------   -------------   -------------   -------------   -------------   -------------
        NET GAIN (LOSS) ON
          INVESTMENTS...........           426           1,843             594              (5)              2               -
                                 -------------   -------------   -------------   -------------   -------------   -------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS..... $         531   $       1,993   $         664   $          62   $       6,467   $         831
                                 =============   =============   =============   =============   =============   =============

                                      U.S.
                                   Government
                                      Money
                                     Market
                                  -------------

INVESTMENT INCOME ALLOCATED FROM
  PORTFOLIO:
    Interest income.............  $         775
    Dividend income (net of
      foreign taxes of $12 in
      International Equity
      Fund).....................              -
    Income derived from
      securities lending, net...              -
    Portfolio expenses (net of
      reimbursement of $2 for
      the Municipal Money Market
      Fund).....................            (27)
                                  -------------
        NET INVESTMENT INCOME
          ALLOCATED FROM
          PORTFOLIO.............            748
                                  -------------
FUND EXPENSES:
    Management fees (Note 2)....              7
    Administrative service
      fees - Platinum Class
      (Note 2)..................              -
    Transfer agent fees.........             14
    Transfer agent
      fees - Mileage
      Class.....................              -
    Transfer agent
      fees - Platinum Class.....              -
    Professional fees...........              2
    Registration fees and
      expenses..................             20
    Distribution fees...........             35
    Distribution fees - Mileage
      Class.....................              -
    Distribution fees - Platinum
      Class.....................              -
    Other expenses..............              5
                                  -------------
        TOTAL FUND EXPENSES.....             83
                                  -------------
        Less reimbursement of
          expenses (Note 2).....             22
                                  -------------
        NET FUND EXPENSES.......             61
                                  -------------
NET INVESTMENT INCOME...........            687
                                  -------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ALLOCATED FROM
  PORTFOLIO:
    Net realized gain (loss) on
      investments and foreign
      currency transactions.....              1
    Change in net unrealized
      appreciation or
      depreciation of
      investments and foreign
      currency translations.....              -
                                  -------------
        NET GAIN (LOSS) ON
          INVESTMENTS...........              1
                                  -------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS.....  $         688
                                  =============

                             See accompanying notes

AMERICAN AADVANTAGE MILEAGE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended October 31,
--------------------------------------------------------------------------------

                                                                                                                   Limited-Term
                                                        Balanced       Growth and Income   International Equity       Income
                                                     ---------------   -----------------   --------------------   ---------------
                                                      1997     1996     1997      1996       1997        1996      1997     1996
                                                     ------   ------   -------   -------   ---------   --------   ------   ------
                                                                                    (in thousands)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income...........................  $  105   $   68   $   150   $    99     $    70     $   37   $   67   $   75
   Net realized gain (loss) on investments and
     foreign currency transactions.................     426      154       760       371         154         79        1      (22)
   Change in net unrealized appreciation or
     depreciation of investments and foreign
     currency translations.........................       -       27     1,083       340         440        194       (6)     (11)
                                                     ------   ------   -------   -------     -------     ------   ------   ------
       NET INCREASE IN NET ASSETS RESULTING FROM
        OPERATIONS.................................     531      249     1,993       810         664        310       62       42
                                                     ------   ------   -------   -------     -------     ------   ------   ------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income...........................     (77)      (8)     (112)      (15)        (40)        (8)     (67)     (75)
   Net realized gain on
     investments...................................     (35)       -      (154)        -         (52)         -        -        -
                                                     ------   ------   -------   -------     -------     ------   ------   ------
       NET DISTRIBUTIONS TO SHAREHOLDERS...........    (112)      (8)     (266)      (15)        (92)        (8)     (67)     (75)
                                                     ------   ------   -------   -------     -------     ------   ------   ------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares...................     830    2,652    10,940     8,945       2,290      3,953      483    1,752
   Reinvestment of dividends and
     distributions.................................     107        8       252        14          84          7       65       64
   Cost of shares redeemed.........................    (414)    (407)   (6,640)   (3,521)     (1,114)      (876)    (485)    (616)
                                                     ------   ------   -------   -------     -------     ------   ------   ------
       NET INCREASE (DECREASE) IN NET ASSETS FROM
        CAPITAL SHARE TRANSACTIONS.................     523    2,253     4,552     5,438       1,260      3,084       63    1,200
                                                     ------   ------   -------   -------     -------     ------   ------   ------
NET INCREASE (DECREASE) IN NET ASSETS..............     942    2,494     6,279     6,233       1,832      3,386       58    1,167
NET ASSETS:
   Beginning of period.............................   2,495        1     6,234         1       3,387          1    1,168        1
                                                     ------   ------   -------   -------     -------     ------   ------   ------
   END OF PERIOD*..................................  $3,437   $2,495   $12,513   $ 6,234     $ 5,219     $3,387   $1,226   $1,168
                                                     ======   ======   =======   =======     =======     ======   ======   ======
   *Includes undistributed net investment income
     of............................................  $   88   $   60   $   122   $    84     $    59     $   29   $    -   $    -
                                                     ======   ======   =======   =======     =======     ======   ======   ======

                             See accompanying notes

AMERICAN AADVANTAGE MILEAGE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended October 31,
--------------------------------------------------------------------------------

                                                                                       Municipal Money      U.S. Government
                                                                  Money Market             Market            Money Market
                                                              --------------------   -------------------   -----------------
                                                                1997       1996        1997       1996      1997      1996
                                                              --------   ---------   --------   --------   -------   -------
                                                                                      (in thousands)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income....................................  $  6,465   $   5,447   $    831   $    729   $   687   $   403
   Net realized gain on investments.........................         2           4          -          -         1         3
                                                              --------   ---------   --------   --------   -------   -------
       NET INCREASE IN NET ASSETS RESULTING FROM
        OPERATIONS..........................................     6,467       5,451        831        729       688       406
                                                              --------   ---------   --------   --------   -------   -------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income....................................         -           -       (831)      (729)     (687)     (403)
   Net investment income - Mileage Class....................    (5,222)     (5,054)         -          -         -         -
   Net investment income - Platinum Class...................    (1,243)       (393)         -          -         -         -
   Net realized gain on investments.........................         -           -          -          -        (1)       (3)
   Net realized gain on investments - Mileage Class.........        (2)         (4)         -          -         -         -
                                                              --------   ---------   --------   --------   -------   -------
       NET DISTRIBUTIONS TO SHAREHOLDERS....................    (6,467)     (5,451)      (831)      (729)     (688)     (406)
                                                              --------   ---------   --------   --------   -------   -------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares............................   151,656     240,656     20,081     47,645    28,992    16,949
   Reinvestment of dividends and
     distributions..........................................     6,128       4,724        819        638       575       347
   Cost of shares redeemed..................................  (125,791)   (123,336)   (23,062)   (19,558)  (11,414)   (6,659)
                                                              --------   ---------   --------   --------   -------   -------
       NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
        SHARE TRANSACTIONS..................................    31,993     122,044     (2,162)    28,725    18,153    10,637
                                                              --------   ---------   --------   --------   -------   -------
NET INCREASE (DECREASE) IN NET ASSETS.......................    31,993     122,044     (2,162)    28,725    18,153    10,637
NET ASSETS:
   Beginning of period......................................   122,138          94     28,726          1    10,638         1
                                                              --------   ---------   --------   --------   -------   -------
   END OF PERIOD............................................  $154,131   $ 122,138   $ 26,564   $ 28,726   $28,791   $10,638
                                                              ========   =========   ========   ========   =======   =======

                             See accompanying notes

AMERICAN AADVANTAGE MILEAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 1997
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American AAdvantage Mileage Funds (the "Trust") is organized as a Massachusetts business trust under a Declaration of Trust dated February 14, 1995 and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no-load, open-end management investment company. On July 19, 1995, the Trust's Board of Trustees (the "Board") created seven separate series as follows: American AAdvantage Balanced Mileage Fund, American AAdvantage Growth and Income Mileage Fund, American AAdvantage International Equity Mileage Fund, American AAdvantage Limited-Term Income Mileage Fund, American AAdvantage Money Market Mileage Fund, American AAdvantage Municipal Money Market Mileage Fund and American AAdvantage U.S. Government Money Market Mileage Fund (each a "Fund" and collectively the "Funds"). Prior to March 1, 1997, the American AAdvantage U.S. Government Money Market Mileage Fund was known as the American AAdvantage U.S. Treasury Money Market Mileage Fund and operated under different investment policies. The Funds commenced active operations on November 1, 1995. The Money Market Mileage Fund commenced sales of a second class of shares designated as "Platinum Class" on January 29, 1996. At the same time, the existing shares of the Money Market Mileage Fund were redesignated as "Mileage Class" shares.

     Each Fund invests all of its investable assets in the corresponding portfolio of the AMR Investment Services Trust, an open-end diversified management investment company, as follows:

    AMERICAN AADVANTAGE:          & INVESTS ASSETS IN &       AMR INVESTMENT SERVICES TRUST:
    Balanced Mileage Fund                                     Balanced Portfolio
    Growth and Income Mileage Fund                            Growth and Income Portfolio
    International Equity Mileage Fund                         International Equity Portfolio
    Limited-Term Income Mileage Fund                          Limited-Term Income Portfolio
    Money Market Mileage Fund                                 Money Market Portfolio
    Municipal Money Market Mileage Fund                       Municipal Money Market Portfolio
    U.S. Government Money Market Mileage Fund                 U.S. Government Money Market Portfolio

     Each AMR Investment Services Portfolio has the same investment objectives as its corresponding Fund. The value of such investment reflects each Fund's proportionate interest in the net assets of the corresponding portfolio (.36%,
 .59%, .69%, 1.32%, 7.86%, 26.49% and 21.95% at October 31, 1997 of the AMR
Investment Services Balanced, Growth and Income, International Equity, Limited-Term Income, Money Market, Municipal Money Market and U.S. Government Money Market Portfolios, respectively) (each a "Portfolio" and collectively the "Portfolios"). The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

AMERICAN AADVANTAGE MILEAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 1997
(Continued)
--------------------------------------------------------------------------------

     The following is a summary of the significant accounting policies followed by the Funds.

  Valuation of Investments

     Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

  Investment Income and Dividends to Shareholders

     Each Fund records its share of net investment income and realized and unrealized gain (loss) in the Portfolio each day. All net investment income and realized and unrealized gain (loss) of each Portfolio are allocated pro rata among the corresponding Fund and other investors in each Portfolio at the time of such determination. Dividends from net investment income of the Balanced, Growth and Income and International Equity Mileage Funds normally will be declared and paid annually. The Limited-Term Income Mileage Fund generally declares dividends from net investment income daily, payable monthly. Distributions, if any, of net realized capital gains normally will be paid annually after the close of the fiscal year in which realized.

     The Money Market, Municipal Money Market and U.S. Government Money Market Mileage Funds (the "Money Market Funds") generally declare dividends daily from net investment income and net short-term capital gain, if any, payable monthly.

     Dividends are determined in accordance with income tax principles which may treat certain transactions differently than generally accepted accounting principles.

  Federal Income and Excise Taxes

     It is the policy of each of the Funds to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required. At October 31, 1997, the Limited-Term Income Mileage Fund had a capital loss carryforward for federal income tax purposes of approximately $38,000 expiring in years 2004 - 2005.

     All dividends paid by the Municipal Money Market Mileage Fund were
"exempt - interest dividends", therefore 100% free of any regular federal income tax. Approximately 54% of interest earned was derived from investments in certain private activity bonds for purposes of the federal alternative minimum tax calculation.

  Deferred Organization Expenses

     Expenses incurred by a Fund in connection with its organization are being amortized on a straight-line basis over a five-year period.

AMERICAN AADVANTAGE MILEAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 1997
(Continued)
--------------------------------------------------------------------------------

  Expenses

     Expenses directly attributable to a Fund are charged to that Fund's operations. Expenses directly attributable to a Class of shares are charged to that Class. Expenses incurred by the Trust with respect to any two or more of the Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund, regardless of class, bears equally those expenses that are allocated to the Fund as a whole.

  Valuation of Shares

     The price per share is calculated separately for each Fund on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. Net asset value per share is computed by dividing the value of a Fund's total assets (which includes the value of the Fund's investment in its corresponding Portfolio), less liabilities, by the number of Fund shares outstanding. With respect to a class of the Money Market Mileage Fund, price per share is computed by dividing the value of the Class' pro rata allocation of the Fund's investments and other assets, less liabilities, by the number of Class shares outstanding.

2.  TRANSACTIONS WITH AFFILIATES

  Management Agreement

     The Manager and the Trust entered into a Management Agreement which obligates the Manager to provide or oversee administrative and management services to the Funds. As compensation for performing the duties required under the Management Agreement, the Manager receives an annualized fee of .25% of the average daily net assets of the Balanced, Growth and Income, International Equity and Limited-Term Income Mileage Funds and .05% of the net assets of each of the Money Market Funds.

  Administrative Services Plan

     The Trust has adopted an Administrative Services Plan with respect to the Platinum Class of the Money Market Mileage Fund. As compensation for providing administrative services, the Manager receives an annual fee of .55% of the average daily net assets of the Money Market Mileage Fund - Platinum Class.

  Distribution Plan

     The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. A separate plan has been adopted by the Mileage Class and Platinum Class of the Money Market Mileage Fund. Under the Plan, as compensation for distribution assistance, the Manager receives an annual fee of .25% of the average daily net assets of each Class or Fund. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance. During the year ended October 31, 1997, the Manager waived distribution fees totaling $7,631, $19,488, $7,028, $2,623, $32,810 and $22,157 for the Balanced,
Growth and Income, International Equity, Limited-Term Income, Municipal Money Market and

AMERICAN AADVANTAGE MILEAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 1997
(Continued)
--------------------------------------------------------------------------------

U.S. Government Money Market Mileage Funds, respectively. During the same period, the Manager waived $68,843 and $14,291 for the Money Market Mileage Fund - Mileage Class and the Money Market Mileage Fund - Platinum Class, respectively.

  Other

     Certain officers or trustees of the Trust are also officers of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. However, the Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. For the year ended October 31, 1997, the cost of air transportation was not material to any of the Funds.

  Reimbursement of Expenses

     For the year ended October 31, 1997, the Manager reimbursed expenses totaling $18,160, $7,624, $2,095 and $20,084 for the Balanced, Growth and Income, International Equity and Limited-Term Income Mileage Funds, respectively.

3. CAPITAL SHARE TRANSACTIONS

     The tables below summarize the activity in capital shares of the Funds (in thousands). Each share of the Money Market Mileage Funds is valued at $1.00:

Year Ended October 31, 1997

                                                                 Growth and         International       Limited-Term
                                              Balanced             Income              Equity              Income
                                            Mileage Fund        Mileage Fund        Mileage Fund        Mileage Fund
                                          -----------------   -----------------   -----------------   -----------------
                                          Shares    Amount    Shares    Amount    Shares    Amount    Shares    Amount
                                          -------   -------   -------   -------   -------   -------   -------   -------
Shares sold.............................       49   $   830       502   $10,940       135   $ 2,290        50   $   483
Reinvestment of dividends...............        7       107        13       252         5        84         7        65
Shares redeemed.........................      (24)     (414)     (310)   (6,640)      (66)   (1,114)      (50)     (485)
                                          -------   -------   -------   -------   -------   -------   -------   -------
Net increase in capital shares
  outstanding...........................       32   $   523       205   $ 4,552        74   $ 1,260         7   $    63
                                          =======   =======   =======   =======   =======   =======   =======   =======

                                                                 Money Market
                                                                 Mileage Fund             Municipal     U.S. Government
                                                        ------------------------------   Money Market    Money Market
                                                        Mileage Class   Platinum Class   Mileage Fund    Mileage Fund
                                                        -------------   --------------   ------------   ---------------
Shares sold...........................................      85,725          65,931          20,081           28,992
Reinvestment of dividends.............................       5,027           1,101             819              575
Shares redeemed.......................................     (92,514)        (33,277)        (23,062)         (11,414)
                                                           -------         -------         -------          -------
Net increase (decrease) in capital shares
  outstanding.........................................      (1,762)         33,755          (2,162)          18,153
                                                           =======         =======         =======          =======

AMERICAN AADVANTAGE MILEAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 1997
(Continued)
--------------------------------------------------------------------------------

Year Ended October 31, 1996

                                                                 Growth and         International       Limited-Term
                                              Balanced             Income              Equity              Income
                                            Mileage Fund        Mileage Fund        Mileage Fund        Mileage Fund
                                          -----------------   -----------------   -----------------   -----------------
                                          Shares    Amount    Shares    Amount    Shares    Amount    Shares    Amount
                                          -------   -------   -------   -------   -------   -------   -------   -------
Shares sold.............................      182   $ 2,652       514   $ 8,945       281   $ 3,953       178   $ 1,752
Reinvestment of dividends...............        1         8         1        14         1         7         7        64
Shares redeemed.........................      (27)     (407)     (193)   (3,521)      (61)     (876)      (64)     (616)
                                          -------   -------   -------   -------   -------   -------   -------   -------
Net increase in capital shares
  outstanding...........................      156   $ 2,253       322   $ 5,438       221   $ 3,084       121   $ 1,200
                                          =======   =======   =======   =======   =======   =======   =======   =======

                                                                 Money Market
                                                                 Mileage Fund             Municipal     U.S. Government
                                                        ------------------------------   Money Market    Money Market
                                                        Mileage Class   Platinum Class   Mileage Fund    Mileage Fund
                                                        -------------   --------------   ------------   ---------------
Shares sold...........................................     214,459          26,197          47,645          16,949
Reinvestment of dividends.............................       4,392             332             638             347
Shares redeemed.......................................    (112,236)        (11,100)        (19,558)         (6,659)
                                                          --------         -------         -------          ------
Net increase in capital shares outstanding............     106,615          15,429          28,725          10,637
                                                          ========         =======         =======          ======

                      (This page intentionally left blank)

AMERICAN AADVANTAGE MILEAGE FUNDS
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                  Balanced                Growth and Income         International Equity
                                          -------------------------   -------------------------   -------------------------
                                                 Year Ended                  Year Ended                  Year Ended
                                                 October 31,                 October 31,                 October 31,
                                          -------------------------   -------------------------   -------------------------
                                             1997         1996(1)        1997         1996(1)        1997          1996
                                          -----------   -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of
  period(4).............................    $16.01        $13.97        $19.35        $15.94        $15.31        $13.15
                                            ------        ------        ------        ------        ------        ------
Income from investment operations:
    Net investment income(5)............      0.58          0.49          0.31          0.34          0.25          0.20
    Net gains (losses) on securities
      (both realized and
      unrealized)(5)....................      2.44          1.65          4.87          3.16          2.52          2.03
                                            ------        ------        ------        ------        ------        ------
Total from investment operations........      3.02          2.14          5.18          3.50          2.77          2.23
                                            ------        ------        ------        ------        ------        ------
Less distributions:
    Dividends from net investment
      income............................     (0.49)        (0.10)        (0.34)        (0.09)        (0.18)        (0.07)
    Distributions from net realized
      gains on securities...............     (0.22)            -         (0.47)            -         (0.23)            -
                                            ------        ------        ------        ------        ------        ------
Total distributions.....................     (0.71)        (0.10)        (0.81)        (0.09)        (0.41)        (0.07)
                                            ------        ------        ------        ------        ------        ------
Net asset value, end of period..........    $18.32        $16.01        $23.72        $19.35        $17.67        $15.31
                                            ======        ======        ======        ======        ======        ======
Total return (annualized)(6)............    19.52%        15.97%        27.60%        22.77%        18.44%        16.58%
                                            ======        ======        ======        ======        ======        ======
Ratios and supplemental data:
    Net assets, end of period (in
      thousands)........................    $3,437          $2,495       $12,513        $6,234        $5,219         $3,387
    Ratios to average net assets
      (annualized)(5)(6):
         Expenses.......................     0.99%         1.01%         0.99%         1.00%         1.47%         1.48%
         Net investment income..........     3.45%         3.58%         1.78%         2.13%         1.61%         1.63%

---------------

(1) Capital Guardian Trust Company was replaced by Brandywine Asset Management as an investment adviser to the Balanced and Growth and Income Funds on April 1, 1996.

(2) The Platinum Class of the Money Market Mileage Fund commenced active operations on January 29, 1996 and at that time the existing shares of the Fund were designated as Mileage Class shares.

(3) Prior to March 1, 1997, the American AAdvantage U.S. Government Money Market Mileage Fund was known as the American AAdvantage U.S. Treasury Money Market Mileage Fund and operated under different investment policies.

(4) The net asset value per share for the Balanced, Growth and Income, International Equity and Limited Term Income Mileage Funds has been adjusted for a stock split which occurred on November 1, 1995 in the ratio of 1.43169, 1.254705, 1.520913 and 2.034588, respectively.

(5) The per share amounts and ratios reflect income and expenses assuming inclusion of each Fund's proportionate share of the income and expenses of the respective AMR Investment Services Portfolio.

(6) Operating results in the year and period indicated below excluded expenses reimbursed by the Manager. Results prior to expense reimbursements were as follows:

                                                    Balanced                Growth and Income         International Equity
                                            -------------------------   -------------------------   -------------------------
                                                   Year Ended                  Year Ended                  Year Ended
                                                   October 31,                 October 31,                 October 31,
                                            -------------------------   -------------------------   -------------------------
                                               1997          1996          1997          1996          1997          1996
                                            -----------   -----------   -----------   -----------   -----------   -----------
Ratio of expenses to average net assets
  (annualized)............................     1.83%         2.93%         1.31%         1.88%         1.68%         2.71%
Ratio of net investment income to average
  net assets (annualized).................     2.61%         1.66%         1.46%         1.25%         1.40%         0.40%

AMERICAN AADVANTAGE MILEAGE FUNDS
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                         Municipal Money     U.S. Government
Limited-Term Income                   Money Market(2)                        Market          Money Market(3)
-------------------   -----------------------------------------------   -----------------   -----------------
                         Mileage Class           Platinum Class
                      -------------------   -------------------------
    Year Ended            Year Ended                      January 29,      Year Ended          Year Ended
    October 31,           October 31,       Year Ended        to           October 31,         October 31,
-------------------   -------------------   October 31,   October 31,   -----------------   -----------------
  1997       1996       1997       1996        1997          1996        1997      1996      1997      1996
--------   --------   --------   --------   -----------   -----------   -------   -------   -------   -------
  $ 9.65     $ 9.83   $   1.00   $   1.00     $  1.00       $  1.00     $  1.00   $  1.00   $  1.00   $  1.00
  ------     ------   --------   --------     -------       -------     -------   -------   -------   -------
    0.61       0.59       0.05       0.05        0.05          0.03        0.03      0.03      0.05      0.05
   (0.05)     (0.18)         -          -           -             -           -         -         -         -
  ------     ------   --------   --------     -------       -------     -------   -------   -------   -------
    0.56       0.41       0.05       0.05        0.05          0.03        0.03      0.03      0.05      0.05
  ------     ------   --------   --------     -------       -------     -------   -------   -------   -------
   (0.61)     (0.59)     (0.05)     (0.05)      (0.05)        (0.03)      (0.03)    (0.03)    (0.05)    (0.05)
       -          -          -          -           -             -           -         -         -         -
  ------     ------   --------   --------     -------       -------     -------   -------   -------   -------
   (0.61)     (0.59)     (0.05)     (0.05)      (0.05)        (0.03)      (0.03)    (0.03)    (0.05)    (0.05)
  ------     ------   --------   --------     -------       -------     -------   -------   -------   -------
  $ 9.60     $ 9.65   $   1.00   $   1.00     $  1.00       $  1.00     $  1.00   $  1.00   $  1.00   $  1.00
  ======     ======   ========   ========     =======       =======     =======   =======   =======   =======
   5.90%      4.55%      5.14%      5.12%       4.71%         4.78%       3.18%     3.19%     5.00%     4.98%
  ======     ======   ========   ========     =======       =======     =======   =======   =======   =======
  $1,226     $1,168   $104,947   $106,709     $49,184       $15,429     $26,564   $28,726   $28,791   $10,638
   0.85%      0.86%      0.67%      0.67%       1.09%         1.09%       0.65%     0.66%     0.62%     0.62%
   6.37%      6.08%      5.02%      5.02%       4.64%         4.48%       3.13%     3.14%     4.91%     4.82%

                                                                    Municipal Money   U.S. Government
Limited-Term Income                  Money Market                       Market         Money Market
-------------------   -------------------------------------------   ---------------   ---------------
                       Mileage Class         Platinum Class
                      ---------------   -------------------------
    Year Ended          Year Ended                    January 29,     Year Ended        Year Ended
    October 31,         October 31,     Year Ended        to          October 31,       October 31,
-------------------   ---------------   October 31,   October 31,   ---------------   ---------------
  1997       1996      1997     1996       1997          1996        1997     1996     1997     1996
--------   --------   ------   ------   -----------   -----------   ------   ------   ------   ------
3.01%         3.19%    0.74%    0.78%      1.14%         1.24%       0.78%    0.80%    0.78%    1.11%
4.21%         3.75%    4.95%    4.91%      4.59%         4.33%       3.00%    3.00%    4.75%    4.33%

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Shareholders and Board of Trustees
AMR Investment Services Balanced Portfolio
AMR Investment Services Growth and Income Portfolio
AMR Investment Services International Equity Portfolio
AMR Investment Services Limited-Term Income Portfolio
AMR Investment Services Money Market Portfolio
AMR Investment Services Municipal Money Market Portfolio
AMR Investment Services U.S. Government Money Market Portfolio

     We have audited the accompanying statements of assets and liabilities of the AMR Investment Services Balanced Portfolio, the AMR Investment Services Growth and Income Portfolio, the AMR Investment Services International Equity Portfolio, the AMR Investment Services Limited-Term Income Portfolio, the AMR Investment Services Money Market Portfolio, the AMR Investment Services Municipal Money Market Portfolio, and the AMR Investment Services U.S. Government Money Market Portfolio (collectively, "the Portfolios") (separate portfolios comprising the AMR Investment Services Trust), including the schedules of investments as of October 31, 1997, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of October 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios of the AMR Investment Services Trust at October 31, 1997, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP
Dallas, Texas
December 19, 1997

AMR INVESTMENT SERVICES BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1997
--------------------------------------------------------------------------------

                                   Par
                                  Amount       Value
                                 --------    ----------
                                 (dollars in thousands)
U.S. TREASURY OBLIGATIONS - 18.96%
U.S. TREASURY BILLS - 1.05%
5.11%, Due 11/13/1997..........  $ 10,000    $    9,985
                                             ----------
    TOTAL U.S. TREASURY
      BILLS....................                   9,985
                                             ----------
U.S. TREASURY BONDS - 4.44%
11.625%, Due 11/15/2004........     4,000         5,306
10.375%, Due 11/15/2012........     3,260         4,305
8.75%, Due 5/15/2017...........     1,420         1,825
8.125%, Due 8/15/2019..........     4,485         5,491
8.75%, Due 8/15/2020...........     2,525         3,293
7.25%, Due 8/15/2022...........    12,000        13,515
6.75%, Due 8/15/2026...........     7,270         7,811
6.625%, Due 2/15/2027..........       725           769
                                             ----------
    TOTAL U.S. TREASURY
      BONDS....................                  42,315
                                             ----------
U.S. TREASURY COUPON STRIPS - 1.44%
Due 11/15/2008.................       796           409
Due 5/15/2011..................     4,000         1,746
Due 2/15/2016..................    17,000         5,450
Due 11/15/2018.................    23,000         6,164
                                             ----------
    TOTAL U.S. TREASURY COUPON
      STRIPS...................                  13,769
                                             ----------
U.S. TREASURY NOTES - 12.03%
5.125%, Due 11/30/1998.........     9,225         9,182
5.625%, Due 11/30/1998.........     6,000         6,002
5.125%, Due 12/31/1998.........     1,000           995
5.875%, Due 3/31/1999..........     2,750         2,759
5.875%, Due 2/28/1999..........     6,160         6,175
6.375%, Due 5/15/1999..........     3,000         3,032
5.875%, Due 8/31/1999..........     3,500         3,513
7.125%, Due 9/30/1999..........       100           103
5.875%, Due 6/30/2000..........       960           965
6.00%, Due 8/15/2000...........     2,000         2,016
6.125%, Due 9/30/2000..........     5,770         5,833
8.50%, Due 11/15/2000..........     5,500         5,921
5.625%, Due 11/30/2000.........     3,000         2,992
7.75%, Due 2/15/2001...........     8,800         9,325
6.375%, Due 3/31/2001..........     2,000         2,039
6.50%, Due 5/31/2001...........     6,000         6,146
7.50%, Due 11/15/2001..........     2,000         2,124
7.50%, Due 5/15/2002...........     2,000         2,138
6.375%, Due 8/15/2002..........     6,250         6,410

                                   Par
                                  Amount       Value
                                 --------    ----------
                                 (dollars in thousands)
6.25%, Due 2/15/2003...........  $  1,000    $    1,021
5.75%, Due 8/15/2003...........     2,000         1,994
7.25%, Due 8/15/2004...........     1,500         1,616
7.875%, Due 11/15/2004.........     2,000         2,229
6.50%, Due 5/15/2005...........     5,000         5,184
6.50%, Due 8/15/2005...........     3,000         3,111
6.875%, Due 5/15/2006..........     2,000         2,128
7.00%, Due 7/15/2006...........     8,025         8,609
6.125%, Due 8/15/2007..........     4,000         4,088
6.25%, Due 8/15/2023...........     5,650         5,664
6.50%, Due 11/15/2026..........     1,350         1,407
                                             ----------
    TOTAL U.S. TREASURY
      NOTES....................                 114,721
                                             ----------
    TOTAL U.S. GOVERNMENT &
      AGENCY OBLIGATIONS.......                 180,790
                                             ----------
U.S. AGENCY MORTGAGE-BACKED
  OBLIGATIONS - 4.54%
FEDERAL HOME LOAN MORTGAGE
  CORPORATION - 0.85%
Series 1194G, 6.50%,
  Due 10/15/2006...............     1,500         1,509
Pool #E20271, 7.00%,
  Due 11/1/2011................     1,474         1,494
Series 1250F, 7.00%,
  Due 4/15/2019................       494           495
Pool #C00436, 7.50%,
  Due 12/1/2025................     4,503         4,599
                                             ----------
    TOTAL FEDERAL HOME LOAN
      MORTGAGE CORPORATION.....                   8,097
                                             ----------
FEDERAL NATIONAL MORTGAGE
  ASSOCIATION - 2.95%
Series 1993-85E, 6.50%,
  Due 11/25/2007...............     1,558         1,549
Series 1349PG, 6.50%,
  Due 5/15/2014................       303           303
Pool #66185, 6.366%,
  Due 7/1/2018.................     1,701         1,666
Series 1992-143G, 6.75%,
  Due 10/25/2018...............       317           317
Series 1989-21G, 10.45%,
  Due 4/25/2019................       173           191
Discount Note, 0.00%,
  Due 10/9/2019................     2,950           714
Pool #218949, 7.50%,
  Due 12/1/2023................       693           705

                             See accompanying notes

AMR INVESTMENT SERVICES BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1997
--------------------------------------------------------------------------------

                                   Par
                                  Amount       Value
                                 --------    ----------
                                 (dollars in thousands)
Pool #266196, 7.345%,
  Due 1/1/2024.................  $  1,304    $    1,324
Pool #306505, 8.00%,
  Due 3/1/2025.................     1,216         1,259
Pool #308798, 7.277%,
  Due 4/1/2025.................       231           241
Pool #339141, 7.00%,
  Due 3/1/2026.................     3,369         3,377
TBA, 7.50%,
  Due 1/21/1999................    11,220        11,515
TBA, 7.00%,
  Due 11/1/2026................     2,470         2,478
TBA, 6.50%,
  Due 11/1/2026................     2,520         2,477
                                             ----------
    TOTAL FEDERAL NATIONAL
      MORTGAGE ASSOCIATION.....                  28,116
                                             ----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.74%
Pool #102932, 10.50%,
  Due 9/15/1998................         3             3
Series 1994-2 CIO, 7.99125%,
  Due 4/16/2010................       985           992
Pool #180220, 9.00%,
  Due 10/15/2016...............       817           872
Pool #1849, 8.50%,
  Due 8/20/2024................       453           471
TBA, 7.50%,
  Due 10/15/2027...............     4,600         4,705
                                             ----------
    TOTAL GOVERNMENT NATIONAL
      MORTGAGE ASSOCIATION                        7,043
                                             ----------
    TOTAL U.S. AGENCY
      MORTGAGE-BACKED
      OBLIGATIONS..............                  43,256
                                             ----------
ASSET-BACKED SECURITIES - 1.47%
Amresco Commercial Mortgage
  Funding I, Series 1997-C1 A3,
  7.19%, Due 6/17/2029.........     1,510         1,575
Asset Securitization
  Corporation, Series 1997-D5
  A1C, 6.75%, Due 2/14/2041....     2,000         2,019
Chase Commercial Mortgage
  Securities Corporation,
  Series 1997-1 A2, 7.3%,
  Due 2/19/2007................     1,100         1,158
Chase Manhattan Auto Owner Trust,
  1996-C A3, 5.95%,
  Due 11/15/2000...............       850           852

                                   Par
                                  Amount       Value
                                 --------    ----------
                                 (dollars in thousands)
Chase Manhattan Credit Card
  Master Trust, 1996-4A, 6.73%,
  Due 2/15/2003................  $  1,550    $    1,571
ContiMortgage Home Equity
  Loan Trust, 1994-4 A2, 7.96%,
  Due 9/15/2009................       876           887
CS First Boston Mortgage
  Securities Corporation,
  Series 1997-C1 A1C, 7.24%,
  Due 4/20/2007................     3,000         3,133
NationsBank Auto Owner Trust,
  1996-A A3, 6.375%,
  Due 7/15/2000................     2,550         2,564
Western Financial Grantor
  Trust, 1994-3 A2, 6.65%, Due
  12/1/1999....................       224           225
                                             ----------
    TOTAL ASSET-BACKED
      SECURITIES...............                  13,984
                                             ----------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 1.05%
CFS, Series 1997-5 A1, 7.72%,
  Due 6/15/2005................     1,788         1,788
Champion Auto Grantor Trust,
  Series 1997D-A, 6.27%,
  Due 9/15/2002................     1,106         1,106
Citicorp Mortgage Securities,
  Incorporated,
  1987-14 A1, 9.50%,
    Due 9/25/2002..............       438           436
  1987-5 A1, 8.50%,
    Due 4/25/2017..............       505           503
DLJ Mortgage Acceptance
  Corporation, 1994-Q1 2A1,
  4.56029%, Due 3/25/2024......       262           261
General Electric Capital
  Mortgage Services,
  Incorporated, 1992-4A A4,
  8.00%, Due 4/25/2022.........       455           460
Green Tree Financial
  Corporation, 1996-8 A4,
  7.00%,
  Due 10/15/2027...............     1,300         1,337
Independent National Mortgage
  Corporation, 1995-F A5,
  8.25%, Due 5/25/2010.........       600           629
The Money Store Home Equity
  Trust, Series 1996 A-A8,
  7.66%,
  Due 8/15/2026................     1,500         1,582
Olympic Automobile Receivables
  Trust, Series 1995A, 7.875%,
  Due 7/15/2001................       733           744
Residential Asset
  Securitization Trust, 1996-A3
  A11, 7.50%,
  Due 7/25/2011................       845           861

                             See accompanying notes

AMR INVESTMENT SERVICES BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1997
--------------------------------------------------------------------------------

                                   Par
                                  Amount       Value
                                 --------    ----------
                                 (dollars in thousands)
Residential Funding Mortgage 1,
  1993-S28 A4, 6.35%,
  Due 8/25/2023................  $    300    $      299
                                             ----------
    TOTAL NON-AGENCY
      MORTGAGE-BACKED
      OBLIGATIONS..............                  10,006
                                             ----------
CORPORATE BONDS - 15.05%
FINANCIAL - 6.36%
Associates Corporation of North America,
  5.96%, Due 5/15/2037.........     1,750         1,777
BankAmerica Corporation, 9.75%,
  Due 7/1/2000.................       600           653
Bankers Trust New York, 8.25%,
  Due 5/1/2005.................       980         1,071
Bank One Corporation, 7.60%,
  Due 5/1/2007.................     2,300         2,452
BanPonce, 8.327%, Due
  2/1/2027.....................     1,000         1,055
CIT Group Holdings, 6.375%,
  Due 5/21/1999................       750           756
Capital One Bank
  8.125%, Due 3/1/2000.........     1,690         1,758
  7.35%, Due 6/20/2000.........       385           395
Chase Manhattan Corporation,
  8.625%, Due 5/1/2002.........       700           763
Chemical New York Corporation,
  9.75%, Due 6/15/1999.........       900           951
China International Trust,
  9.00%,
  Due 10/15/2006...............     1,100         1,163
Chrysler Financial Corporation,
  6.95%, Due 3/25/2002.........     2,700         2,775
First Chicago Capital I,
  6.4938%, Due 2/1/2027........     2,000         1,949
First Chicago NBD, 9.875%, Due
  8/15/2000....................     1,000         1,094
First Union Corporation, 7.85%,
  Due 1/1/2027.................     1,650         1,696
Fleet Financial Corporation,
  7.92%, Due 12/11/2026........     1,180         1,214
Ford Motor Credit Company,
  7.95%, Due 5/17/1999.........     2,000         2,058
  6.375%, Due 9/15/1999........     1,000         1,007
  7.75%, Due 11/15/2002........       360           383
General Electric Capital Corporation,
  7.875%, Due 12/1/2006........     1,000         1,104
Lehman Brothers Holding, Incorporated,
  7.41%, Due 5/25/1999.........       500           509
  6.09%, Due 11/6/2000.........     3,000         3,005
  7.375%, Due 5/15/2004........     1,125         1,166
Mellon Capital, Incorporated,
  7.72%, Due 12/1/2026.........       890           904
  7.995%, Due 1/15/2027........     1,490         1,551

                                   Par
                                  Amount       Value
                                 --------    ----------
                                 (dollars in thousands)
Merrill Lynch Mortgage
  Investors, 7.12%, Due
  6/18/2029....................  $    660    $      693
Mortgage Capital Funding,
  Incorporated, 6.758%, Due
  2/20/2004....................       668           679
National Bank of Detroit,
  7.125%, Due 5/15/2007........       700           725
NationsBank Corporation,
  7.00%, Due 9/15/2001.........     1,000         1,027
NWA Trust, 11.30%, Due
  12/21/2012...................     1,971         2,546
Paine Webber, 7.74%, Due
  1/30/2012....................     2,200         2,392
PNC Funding Corporation,
  6.875%, Due 7/15/2007........     1,500         1,522
Sears Roebuck Acceptance
  Corporation,
  6.60%, Due 10/9/2001.........     4,270         4,320
  6.71%, Due 9/17/2003.........     2,710         2,750
Simon Debartolo Group LP,
  6.75%, Due 7/15/2004.........       750           749
  6.875%, Due 10/27/2005.......     1,060         1,066
Spieker Properties Corporation,
  8.00%, Due 7/19/2005.........       290           314
  7.125%, Due 12/1/2006........       260           266
Travelers/Aetna Property and Casualty,
  6.75%, Due 4/15/2001.........     2,600         2,642
United Dominion Realty Corporation,
  7.25%, Due 1/15/2007.........     1,000         1,032
Wells Fargo Capital,
  7.96%, Due 12/15/2026........     4,570         4,707
                                             ----------
    TOTAL FINANCIAL............                  60,639
                                             ----------
INDUSTRIAL - 5.81%
A.H. Belo Corporation, 7.25%,
  Due 9/15/2027................       930           933
Atlantic Richfield Corporation,
  8.50%, Due 4/1/2012..........     1,270         1,518
  9.875%, Due 3/1/2016.........       700           923
Bemis Company, Incorporated,
  6.70% Due 7/1/2005...........     1,000         1,010
Capital Cities/ABC, 8.875%, Due
  12/15/2000...................     1,000         1,078
Caterpillar Finance, 6.32%, Due
  9/1/2000.....................     2,500         2,511
Coca-Cola Company, 6.625%, Due
  10/1/2002....................     1,000         1,020
Coca-Cola Enterprises, 6.70%,
  Due 10/15/2036...............     1,120         1,151
Comcast Cable Communication,
  144A, 8.375%, Due 5/1/2007
  (Note B).....................     4,000         4,435
CSX Corporation, 7.05%, Due
  5/1/2002.....................     2,000         2,050

                             See accompanying notes

AMR INVESTMENT SERVICES BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1997
--------------------------------------------------------------------------------

                                   Par
                                  Amount       Value
                                 --------    ----------
                                 (dollars in thousands)
Dresser Industries, 6.25%, Due
  6/1/2000.....................  $  2,000    $    2,012
E.I. DuPont de Nemours & Company,
  6.75%, Due 10/15/2002........     1,000         1,024
Exxon Capital Corporation,
  7.45%, Due 12/15/2001........     1,000         1,051
Halliburton Company, 7.53%, Due
  5/12/2017....................       905           970
Hershey Foods Company,
  6.95%, Due 3/1/2007..........     1,000         1,045
Hilton Hotels Corporation,
  7.00%, Due 7/15/2004.........     2,180         2,196
  7.95%, Due 4/15/2007.........     1,430         1,526
International Business
  Machines, Incorporated,
  7.125%, Due 12/1/2096........     2,090         2,099
Keycorp, 7.826%, Due
  12/1/2026....................     2,000         2,036
The May Department Store
  Company, 7.625%,
  Due 8/15/2013................     1,890         2,020
McDonald's Corporation, 6.50%,
  Due 8/1/2007.................     1,000         1,013
Millipore Corporation, 7.50%,
  Due 4/1/2007.................       700           740
Norfolk Southern, 7.80%,
  Due 5/15/2027................     1,680         1,820
Oracle Corporation, 6.91%, Due
  2/15/2007....................     1,250         1,279
Petroleum Geo-Services Corporation,
  7.50%, Due 3/31/2007.........     1,610         1,691
Petroleum National, 144A,
  7.125% Due 10/18/2006 (Note
  B)...........................     3,000         2,882
Philip Morris Companies,
  Incorporated,
  8.25%, Due 10/15/2003........     4,540         4,902
  8.375%, Due 1/15/2017........       625           641
Phillips 66 Capital 11
  Corporation, 8.00%, Due
  1/15/2037....................     1,270         1,313
Service Corporation
  International, 7.70%, Due
  4/15/2009....................     1,440         1,552
Stop & Shop Companies, 9.75%,
  Due 2/1/2002.................     2,000         2,238
Sysco Corporation, 7.00%, Due
  5/1/2006.....................     1,000         1,040
Texaco Cap, MTN, 6.19%, Due
  7/9/2003.....................       750           743

                                   Par
                                  Amount       Value
                                 --------    ----------
                                 (dollars in thousands)
Walt Disney, Incorporated,
  6.75%, Due 3/30/2006.........  $  1,000    $    1,017
                                             ----------
    TOTAL INDUSTRIAL...........                  55,479
                                             ----------
UTILITY - 0.37%
General Telephone Southwest,
  Incorporated, 8.50%, Due
  11/15/2031...................       600           722
Southern California Edison
  Company, 8.25%, Due
  2/1/2000.....................     1,425         1,489
U.S. West Capital Funding,
  6.85%, Due 1/15/2002.........     1,300         1,287
                                             ----------
    TOTAL UTILITY..............                   3,531
                                             ----------
FOREIGN BONDS - 2.51%
BCH Cayman Islands Limited,
  7.70%, Due 7/15/2006.........     2,080         2,200
Fokus Bank AS, Variable Rate,
  Due 9/29/2004................     1,600         1,616
Enersis SA, 6.90%, Due
  12/1/2006....................     1,500         1,516
European Investment Bank,
  Due 11/6/2026................     7,650         1,167
Foreningsbanken, Variable Rate,
  Due 12/29/2049...............     3,000         3,019
Hydro-Quebec,
  9.40%, Due 2/1/2021..........       660           832
  7.91%, Due 11/18/2024........       670           814
Korea Development Bank,
  5.875%, Due 12/1/1998........       100            98
  6.25%, Due 5/1/2000..........       770           742
Midland Bank PLC, 7.625%, Due
  6/15/2006....................       910           971
Nordbanken, Variable Rate,
  Due 10/29/2049...............     3,000         3,000
Potash Corporation Saskatchewan,
  7.125%, Due 6/15/2007........       630           652
Province of Quebec,
  7.00%, Due 1/30/2007.........     1,750         1,802
  5.735%, Due 3/2/2026.........       890           881
Santander Financial Issuance
  Limited,
  7.75%, Due 5/15/2005.........       250           267
  7.00%, Due 4/1/2006..........       460           471

                             See accompanying notes

AMR INVESTMENT SERVICES BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1997
--------------------------------------------------------------------------------

                                   Par
                                  Amount       Value
                                 --------    ----------
                                 (dollars in thousands)
Skandinaviska Enskilda Banken,
  Floating Rate, 6.71875%, Due
  6/29/2049....................  $  3,800    $    3,876
                                             ----------
    TOTAL FOREIGN BONDS........                  23,924
                                             ----------
    TOTAL CORPORATE BONDS......                 143,573
                                             ----------
                                   Shares
                                 --------
PREFERRED STOCK - 0.16%
Home Ownership Funding 2,
  Series 144A (Note B).........     1,500         1,493
                                             ----------
    TOTAL PREFERRED STOCK......                   1,493
                                             ----------
COMMON STOCK - 56.29%
FOREIGN STOCKS - 2.21%
Ace, Limited...................    20,400         1,896
British Petroleum PLC, ADR.....    20,251         1,777
Denison International PLC ADR
  (non-income producing).......     2,500            47
Elf Aquitane SA ADR............    53,100         3,279
Energy Group PLC...............    34,150         1,379
Gallaher Group PLC, ADR (non-
  income producing)............    79,400         1,523
Groupe AB SA, ADR (non-income
  producing)...................    38,720           288
Hanson PLC, ADR................    34,150           871
Imperial Tobacco Group PLC.....    23,300           286
Mid Ocean, Limited.............    23,000         1,492
Millenium Chemicals,
  Incorporated.................    24,171           568
New Holland, N.V...............    65,000         1,848
Royal Dutch Petroleum Company,
  New York Registry............   112,100         5,899
                                             ----------
    TOTAL FOREIGN
      STOCKS...................                  21,153
                                             ----------
CONSUMER STAPLES - 7.05%
DEPARTMENT AND MAIL ORDER - 1.54%
Friedman's, Incorporated (non-
  income producing)............    19,300           344
J.C. Penney Company,
  Incorporated.................    75,700         4,443
K Mart Corporation.............   294,500         3,884
Marks Brothers Jewelers,
  Incorporated (non-income
  producing)...................     3,100            50
Sears Roebuck & Company........   124,700         5,222
Tupperware, Incorporated.......    30,000           752
                                             ----------
    TOTAL DEPARTMENT AND MAIL
      ORDER....................                  14,695
                                             ----------

                                   Par
                                  Amount       Value
                                 --------    ----------
                                 (dollars in thousands)
DISTILLERS AND BREWERS - 0.56%
Anheuser-Busch Companies,
  Incorporated.................   127,400    $    5,088
Brown-Foreman, Incorporated....     5,575           274
                                             ----------
    TOTAL DISTILLERS AND
      BREWERS..................                   5,362
                                             ----------
DRUGS AND HOSPITAL SUPPLY - 1.10%
American Home Products
  Corporation..................    30,000         2,224
Apria Healthcare Group (non-
  income producing)............     4,237            64
Baxter International,
  Incorporated.................    32,000         1,480
Bristol-Myers Squibb Company...    25,400         2,229
Foundation Health Systems......    65,500         1,883
Healthcare Services Group (non-
  income producing)............       583             7
Integrated Health Services.....       379            12
Pharmacia & Upjohn,
  Incorporated.................    82,300         2,613
                                             ----------
    TOTAL DRUGS AND HOSPITAL
      SUPPLY...................                  10,512
                                             ----------
FOODS - 0.18%
Dominick's Supermarkets
  Incorporated (non-income
  producing)...................    11,500           420
Nabisco Holdings Corporation,
  Class A......................    31,975         1,315
                                             ----------
    TOTAL FOODS................                   1,735
                                             ----------
LEISURE - 0.72%
American Coin Merchandising,
  Incorporated (non-income
  producing)...................    17,200           281
Hasbro, Incorporated...........    44,525         1,291
Mattel, Incorporated...........   100,850         3,921
Toys R Us, Incorporated........    40,500         1,380
                                             ----------
    TOTAL LEISURE..............                   6,873
                                             ----------
PUBLISHING - 0.44%
A.H. Belo, Incorporated, Class A   71,425         3,375
Playboy Enterprises............    12,800           177
Readers Digest Association,
  Incorporated.................    28,000           637
                                             ----------
    TOTAL PUBLISHING...........                   4,189
                                             ----------
RETAIL - OTHER - 0.01%
Intimate Brands,
  Incorporated.................     6,645           142
                                             ----------
    TOTAL RETAIL - OTHER.......                     142
                                             ----------
SERVICES - 0.24%
Mac-Gray Corporation (non-
  income producing)............     8,800           130

                             See accompanying notes

AMR INVESTMENT SERVICES BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1997
--------------------------------------------------------------------------------

                                  Shares       Value
                                 --------    ----------
                                 (dollars in thousands)
Transcoastal Marine Services,
  Incorporated (non-income          2,700    $       67
  producing)...................
Wackenhut Corporation..........     3,100            62

Waste Management,
  Incorporated.................    86,200         1,999
                                             ----------
    TOTAL SERVICES.............                   2,258
                                             ----------
TOBACCO - 1.75%
Fortune Brands, Incorporated...    50,000         1,653
Philip Morris Companies,
  Incorporated.................   299,850        11,882
RJR Nabisco Holdings...........    98,350         3,116
                                             ----------
    TOTAL TOBACCO..............                  16,651
                                             ----------
MISCELLANEOUS - CONSUMER STAPLES - 0.51%
Nine West Group,
  Incorporated.................        62         2,194
Pittston Company...............        53         1,922
Russell Corporation............        25           734
                                             ----------
    TOTAL MISCELLANEOUS -
      CONSUMER STAPLES.........                   4,850
                                             ----------
    TOTAL CONSUMER STAPLES.....                  67,267
                                             ----------
INTEREST SENSITIVE - 20.16%
BANKS - 5.78%
Banc One Corporation...........    42,400         2,210
BankAmerica Corporation........   135,300         9,674
Bankers Trust Company
  New York.....................    69,550         8,207
Chase Manhattan Corporation....   119,000        13,730
CoreStates Financial Corporation...   15,000      1,091
Corus Bankshares,
  Incorporated.................     6,400           224
First Chicago NBD..............   100,281         7,295
First of America Bank
  Corporation..................    33,000         1,840
First Security Corporation.....    70,000         2,030
Fleet Financial Group,
  Incorporated.................    38,000         2,444
J.P. Morgan & Company,
  Incorporated.................    20,675         2,269
PNC Bank Corporation...........    86,200         4,095
Washington Federal,
  Incorporated.................       690            20
                                             ----------
    TOTAL BANKS................                  55,129
                                             ----------
BUILDING AND MATERIALS - 0.35%
Giant Cement Holding,
  Incorporated (non-income
  producing)...................     2,888            70

                                  Shares       Value
                                 --------    ----------
                                 (dollars in thousands)
NCI Building Systems,
  Incorporated (non-income          5,025    $      183
  producing)...................
PPG Industries, Incorporated...    54,500         3,086
                                             ----------
    TOTAL BUILDING AND
      MATERIALS................                   3,339
                                             ----------
FINANCE - 1.21%
Beneficial Corporation.........    29,000         2,224
Brandywine Realty Trust........     4,100            96
First USA Paymentech...........     6,900           122
Household International,
  Incorporated.................    20,000         2,265
MGI Properties, Incorporated...     3,897            90
Paine Webber Group,
  Incorporated.................    58,900         2,603
The PMI Group, Incorporated....    20,000         1,209
Redwood Trust, Incorporated....     8,500           214
Washington Mutual,
  Incorporated.................    40,000         2,738
                                             ----------
    TOTAL FINANCE..............                  11,561
                                             ----------
INSURANCE - LIFE AND MULTI-LINE - 2.03%
American Financial Group,
  Incorporated.................    57,275         2,180
American General Corporation...    28,600         1,459
Aon Corporation................   126,450         6,820
FPIC Insurance Group (non-
  income producing)............     2,947            88
Lincoln National Corporation...    30,000         2,063
Old Republic International
  Corporation..................    65,950         2,358
Travelers Corporation..........    62,337         4,364
                                             ----------
    TOTAL INSURANCE - LIFE AND
      MULTI-LINE...............                  19,332
                                             ----------
INSURANCE - PROPERTY AND CASUALTY - 1.49%
Allstate Corporation...........    51,800         4,296
Chubb Corporation..............    59,000         3,909
IPC Holdings, Limited..........     6,830           210
Liberty Corporation............     2,900           124
Mutual Risk Management,
  Limited......................     8,400           218
Nac Re Corporation.............     2,800           125
Safeco Corporation.............    25,000         1,191
TIG Holdings, Incorporated.....   122,000         4,133
                                             ----------
    TOTAL INSURANCE - PROPERTY
      AND CASUALTY.............                  14,206
                                             ----------
SAVINGS AND LOAN - 0.28%
Coastal Bancorp,
  Incorporated.................       717            20
H.F. Ahmanson & Company........    45,000         2,655
                                             ----------
    TOTAL SAVINGS AND LOAN.....                   2,675
                                             ----------


                             See accompanying notes

AMR INVESTMENT SERVICES BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1997
--------------------------------------------------------------------------------

UTILITIES - ELECTRIC - 3.77%
                                  Shares       Value
                                 --------    ----------
                                 (dollars in thousands)
Central and Southwest
  Corporation..................    37,600    $      811
CMS Energy Corporation.........    50,000         1,825
DTE Energy Company.............   109,700         3,373
Edison International...........    65,000         1,666
Entergy Corporation............   329,200         8,045
Houston Industries,
  Incorporated.................    78,500         1,707
Illinova Corporation...........    75,000         1,669
Northeast Utilities............   359,400         4,133
Peco Energy Company............    58,000         1,316
Potomac Electric Power.........    44,400           996
PP&L Resources, Incorporated...    61,000         1,319
Public Service Enterprise
  Group, Incorporated..........    38,400           996
Rochester Gas and Electric,
  Incorporated.................    30,000           756
Texas Utilities Company........    36,000         1,292
Unicom Corporation.............   214,600         6,009
                                             ----------
    TOTAL UTILITIES -
      ELECTRIC.................                  35,913
                                             ----------
UTILITIES - NATURAL GAS - 0.35%
Equitable Resources,
  Incorporated.................    37,100         1,180
Peoples Energy Corporation.....    46,000         1,645
Williams Companies.............    10,500           535
                                             ----------
    TOTAL UTILITIES - NATURAL
      GAS......................                   3,360
                                             ----------
UTILITIES - TELEPHONE - 2.63%
Alltel Corporation.............    55,000         1,946
AT&T Corporation...............    58,000         2,838
Bell Atlantic Corporation......    12,328           985
GTE Corporation................    90,400         3,836
MCI Communications
  Corporation..................    35,400         1,257
SBC Communications.............   104,284         6,635
US West, Incorporated..........   190,200         7,572
                                             ----------
    TOTAL UTILITIES -
      TELEPHONE................                  25,069
                                             ----------
MISCELLANEOUS - INTEREST
  SENSITIVE - 2.27%
American Express Company.......   143,700        11,209
Federal Home Loan Mortgage
  Corporation..................    70,150         2,657

                                  Shares       Value
                                 --------    ----------
                                 (dollars in thousands)
Federal National Mortgage          98,225    $    4,758
  Association..................
Fund American Enterprises,
  Incorporated.................     7,425           887
Morgan Stanley Dean Witter
  Discover & Company...........    45,200         2,215
                                             ----------
    TOTAL MISCELLANEOUS -
      INTEREST SENSITIVE.......                  21,726
                                             ----------
    TOTAL INTEREST
      SENSITIVE................                 192,310
                                             ----------
CONSUMER CYCLICALS - 4.90%
AUTOMOBILE AND TRUCK - 4.41%
Chrysler Corporation...........   154,800         5,457
Dana Corporation...............   159,900         7,485
Eaton Corporation..............    20,000         1,933
First Brands Corporation.......    98,750         2,518
Ford Motor Company.............   349,600        15,273
General Motors Corporation.....   142,800         9,166
Meritor Automotive,
  Incorporated.................     8,333           186
                                             ----------
    TOTAL AUTOMOBILE AND
      TRUCK....................                  42,018
                                             ----------
ELECTRICAL HOUSEHOLD EQUIPMENT - 0.24%
Whirlpool Corporation..........    37,000         2,243
                                             ----------
    TOTAL ELECTRICAL
    HOUSEHOLD EQUIPMENT........                   2,243
                                             ----------
TEXTILE - APPAREL - 0.01%
Designer Holdings, Limited.....    16,000           138
                                             ----------
    TOTAL TEXTILE - APPAREL....                     138
                                             ----------
TIRE AND RUBBER - 0.24%
Goodyear Tire & Rubber
  Company......................    35,800         2,242
                                             ----------
    TOTAL TIRE AND RUBBER......                   2,242
                                             ----------
    TOTAL CONSUMER CYCLICALS...                  46,641
                                             ----------
INTERMEDIATE GOODS & SERVICES - 13.74%
CHEMICALS - 2.09%
ARCO Chemical Company..........    30,000         1,466
The Carbide/Graphite Group
  (non-income producing).......     6,000           214
Dow Chemical...................    81,300         7,378
E.I. DuPont de Nemours &
  Company......................    32,000         1,820
Eastman Chemical Company.......    66,400         3,959

                             See accompanying notes

AMR INVESTMENT SERVICES BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1997
--------------------------------------------------------------------------------

                                  Shares       Value
                                 --------    ----------
                                 (dollars in thousands)
FMC Corporation (non-income        44,350    $    3,584
  producing)...................
Geon Corporation...............     5,100           111
Great Lakes Chemical
  Corporation..................    27,000         1,269
Wellman Industries, Incorporated... 8,700           177
                                             ----------
    TOTAL CHEMICALS............                  19,978
                                             ----------
FOREST PRODUCTS - 1.55%
Boise Cascade Corporation......    29,700         1,028
Georgia-Pacific Corporation....    13,000         1,103
International Paper Company....   134,500         6,053
Louisiana Pacific
  Corporation..................    59,200         1,243
Mead Corporation...............    22,000         1,331
Union Camp Corporation.........    29,000         1,571
Westvaco Corporation...........    20,000           656
Weyerhaeuser Company...........    37,000         1,767
                                             ----------
    TOTAL FOREST PRODUCTS......                  14,752
                                             ----------
METALS - ALUMINUM - 0.49%
Alumax, Incorporated...........    80,000         2,600
Aluminum Company of America....    24,000         1,752
Citation Corporation
  (non-income producing).......    10,996           187
Commonwealth Industries
  Incorporated.................     3,400            60
Northwest Pipe Company (non-
  income producing)............       757            18
WHX Corporation (non-income
  producing)...................     5,400            72
                                             ----------
    TOTAL METALS - ALUMINUM....                   4,689
                                             ----------
NATURAL GAS TRANSMISSION - 0.30%
Coastal Corporation............    34,325         2,064
El Paso Natural Gas Company....    13,844           830
                                             ----------
    TOTAL NATURAL GAS
      TRANSMISSION.............                   2,894
                                             ----------
OIL - 4.97%
Abraxas Petroleum Corporation
  (non-income producing).......    14,291           266
Amoco Corporation..............    27,400         2,512
Atlantic Richfield
  Corporation..................    40,000         3,293
Burlington Resources...........    49,486         2,422
Chevron Corporation............    17,000         1,410
Coho Energy, Incorporated (non-
  income producing)............    12,757           150
Exxon Corporation..............    93,100         5,720
Mobil Corporation..............    16,000         1,165
Occidental Petroleum
  Corporation..................       233         6,495

                                  Shares       Value
                                 --------    ----------
                                 (dollars in thousands)
Oryx Energy Company............    89,125    $    2,457
Phillips Petroleum Company.....   211,000        10,207
Tenneco, Incorporated..........    94,700         4,256
Ultramar Diamond Shamrock
  Corporation..................    58,000         1,791
Union Pacific Resources Group,
  Incorporated.................   108,800         2,679
Union Texas Petroleum Holdings,
  Incorporated.................   111,900         2,546
                                             ----------
    TOTAL OIL..................                  47,369
                                             ----------
OIL SERVICE - 1.04%
Baker Hughes, Incorporated.....   216,800         9,959
                                             ----------
    TOTAL OIL SERVICE..........                   9,959
                                             ----------
TRANSPORTATION - 1.68%
Airnet Systems.................     6,800           139
Burlington Northern,
  Incorporated.................    14,800         1,406
CSX Corporation................   126,100         6,896
Norfolk Southern Corporation...   228,600         7,344
Teekay Shipping Corporation....     5,992           192
                                             ----------
    TOTAL
      TRANSPORTATION...........                  15,977
                                             ----------
MISCELLANEOUS - INTERMEDIATE
  GOODS & SERVICES - 1.62%
Alliance Communications
  Corporation..................     5,900            72
Dresser Industries,
  Incorporated.................   226,800         9,554
GATX Corporation...............    33,000         2,131
Harnischfeger Industries,
  Incorporated.................    12,800           504
Lukens, Incorporated...........     5,600           101
Mapco, Incorporated............    94,100         3,105
                                             ----------
    TOTAL MISCELLANEOUS -
      INTERMEDIATE GOODS &
      SERVICES.................                  15,467
                                             ----------
    TOTAL INTERMEDIATE GOODS &
      SERVICES.................                 131,085
                                             ----------
CAPITAL GOODS - 8.23%
AEROSPACE - 3.22%
Avteam, Incorporated
  (non-income producing).......     8,100            69
Coltec Industries, Incorporated
  (non-income producing).......   101,800         2,036
Harsco Corporation.............    40,000         1,660
Lockheed Martin Corporation....   103,888         9,876
Northrop Corporation...........    21,000         2,294
Raytheon Company...............    66,800         3,624
Rockwell International
  Corporation..................    30,000         1,470

                             See accompanying notes

AMR INVESTMENT SERVICES BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1997
--------------------------------------------------------------------------------

                                  Shares       Value
                                 --------    ----------
                                 (dollars in thousands)
Textron, Incorporated..........   128,600    $    7,435
Thiokol Corporation............    24,550         2,248
                                             ----------
    TOTAL AEROSPACE............                  30,712
                                             ----------
ELECTRICAL EQUIPMENT - 1.30%
Dover Corporation..............     5,750           388
Honeywell, Incorporated........    54,800         3,730
ITT Industries, Incorporated...    92,600         2,923
MEMC Electronic Materials,
  Incorporated.................    55,600         1,115
Westinghouse Electric
  Corporation..................   161,500         4,270
                                             ----------
    TOTAL ELECTRICAL
      EQUIPMENT................                  12,426
                                             ----------
ELECTRONICS - INDUSTRIAL - 0.29%
Channell Commercial
  Corporation (non-income
  producing)...................     1,190            15
PG&E Corporation...............    10,000           256
Stoneridge, Incorporated
  (non-income producing).......    12,200           198
VLSI Technology, Incorporated
  (non-income producing).......    77,300         2,290
                                             ----------
    TOTAL ELECTRONICS -
      INDUSTRIAL...............                   2,759
                                             ----------
MACHINERY - 1.25%
Caterpillar Tractor Company....    18,000           923
Deere and Company..............   160,000         8,420
Gleason Corporation............     4,060           112
Millipore Corporation..........    62,325         2,438
                                             ----------
    TOTAL MACHINERY............                  11,893
                                             ----------

                                  Shares       Value
                                 --------    ----------
                                 (dollars in thousands)
OFFICE EQUIPMENT - 2.17%
Applied Magnetics Corporation
  (non-income producing).......     5,140    $      118
Data General Corporation
  (non-income producing).......     3,200            62
Exabyte Corporation (non-income
  producing)...................    10,495           111
Hutchinson Technology..........     5,200           137
International Business Machines
  Corporation..................    67,000         6,570
Lexmark International Group,
  Incorporated, Class A
  (non-income producing).......    31,200           954
Micros Systems, Incorporated
  (non-income producing).......     5,453           245
Seagate Technology.............    38,000         1,031
Storage Tech Group.............    21,200         1,244
Xerox Corporation..............   128,700        10,208
                                             ----------
    TOTAL OFFICE
      EQUIPMENT................                  20,680
                                             ----------
    TOTAL CAPITAL GOODS........                  78,470
                                             ----------
    TOTAL COMMON STOCK.........                 536,926
                                             ----------
                                      Par
                                   Amount
                                 --------
SHORT-TERM INVESTMENTS (NOTE A) - 11.66%
AMR Investments Strategic Cash
  Business Trust...............  $ 66,635        66,635
Banque Paribas, Euro TD,
  5.6875%, Due 11/3/1997.......    44,541        44,541
                                             ----------
    TOTAL SHORT-TERM
      INVESTMENTS..............                 111,176
                                             ----------
TOTAL INVESTMENTS - 109.18%
  (COST $888,520)..............               1,041,204
                                             ----------
LIABILITIES, NET OF OTHER
  ASSETS - (9.18%).............                 (87,537)
                                             ----------
TOTAL NET ASSETS - 100%........              $  953,667
                                             ==========

---------------

Based on the cost of investments of $889,971 for federal income tax purposes at October 31, 1997, the aggregate gross unrealized appreciation was $158,434, the aggregate gross unrealized depreciation was $7,201 and the net unrealized appreciation of investments was $151,233.

(A) Rates associated with short-term investments represent yield to maturity.

(B) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $8,810,000 or 0.9% of net assets.

ABBREVIATIONS:

ADR - American Depositary Receipt
AG - Company
BA - Bankers Acceptance
FRN - Floating Rate Note
NV - Company
PLC - Public Limited Corporation
SA - Company
TBA - To Be Announced
TD - Time Deposit

                             See accompanying notes

AMR INVESTMENT SERVICES GROWTH AND INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1997
--------------------------------------------------------------------------------

                                  Shares       Value
                                ----------   ----------
                                (dollars in thousands)
COMMON STOCK - 98.25%
FOREIGN STOCKS - 4.01%
Ace, Limited..................      91,850   $    8,537
British Petroleum PLC, ADR....      99,176        8,704
Denison International PLC ADR
  (non-income producing)......       5,500          104
Elf Aquitane SA, ADR..........     151,600        9,361
Energy Group, PLC.............      81,087        3,274
Gallaher Group PLC, ADR (non-
  income producing)...........     217,200        4,168
Groupe AB SA, ADR (non-income
  producing)..................      89,960          669
Hanson PLC, ADR...............      81,087        2,068
Imperial Tobacco Group PLC....     108,400        1,332
Mid Ocean, Limited............      86,000        5,579
Millenium Chemicals,
  Incorporated................      82,671        1,943
New Holland N.V...............     185,000        5,261
Royal Dutch Petroleum Company,
  New York Registry...........     301,400       15,861
                                             ----------
    TOTAL FOREIGN STOCKS......                   66,861
                                             ----------
CONSUMER STAPLES - 13.81%
DEPARTMENT AND MAIL ORDER - 2.46%
Friedman's, Incorporated (non-
  income producing)...........      45,200          805
J.C. Penney Company,
  Incorporated................     256,800       15,071
K Mart Corporation............     747,000        9,851
Marks Brothers Jewelers,
  Incorporated (non-income
  producing)..................       7,300          119
Sears Roebuck & Company.......     323,400       13,542
Tupperware, Incorporated......      65,000        1,629
                                             ----------
    TOTAL DEPARTMENT AND MAIL
      ORDER...................                   41,017
                                             ----------
DISTILLERS AND BREWERS - 1.31%
Anheuser-Busch Companies,
  Incorporated................     518,800       20,720
Brown-Foreman, Incorporated...      23,825        1,172
                                             ----------
    TOTAL DISTILLERS AND
      BREWERS.................                   21,892
                                             ----------
DRUGS AND HOSPITAL SUPPLY - 2.05%
American Home Products
  Corporation.................      52,000        3,855
Apria Healthcare Group (non-
  income producing)...........       9,960          151
Baxter International,
  Incorporated................      70,000        3,238
Bristol-Myers Squibb
  Company.....................     152,000       13,338
Foundation Health Systems.....     200,100        5,753

                                  Shares       Value
                                ----------   ----------
                                (dollars in thousands)
Healthcare Services Group
  (non-income producing)......       1,337   $       17
Integrated Health Services....         888           28
Pharmacia & Upjohn,
  Incorporated................     245,000        7,779
                                             ----------
    TOTAL DRUGS AND HOSPITAL
      SUPPLY..................                   34,159
                                             ----------
FOOD PROCESSING - 0.19%
Heinz H.J. Company............       5,000          232
I B P, Incorporated...........     128,400        2,977
                                             ----------
    TOTAL FOOD PROCESSING.....                    3,209
                                             ----------
FOODS - 0.60%
Dominick's Supermarkets,
  Incorporated (non-income
  producing)..................      27,100          989
Nabisco Holdings Corporation,
  Class A.....................     218,825        8,999
                                             ----------
    TOTAL FOODS...............                    9,988
                                             ----------
LEISURE - 1.73%
American Coin Merchandising,
  Incorporated (non-income
  producing)..................      40,800          666
Hasbro, Incorporated..........     362,975       10,526
Mattel, Incorporated..........     359,350       13,970
Toys R Us, Incorporated.......     107,500        3,662
                                             ----------
    TOTAL LEISURE.............                   28,824
                                             ----------
PUBLISHING - 0.73%
A.H. Belo, Incorporated, Class A...    248,875     11,759
Playboy Enterprises...........      30,000          414
                                             ----------
    TOTAL PUBLISHING..........                   12,173
                                             ----------
RETAIL - Other - 0.02%
Intimate Brands,
  Incorporated................      15,565          333
                                             ----------
    TOTAL RETAIL - OTHER......                      333
                                             ----------
SERVICES - 0.45%
Mac-Gray Corporation (non-
  income producing)...........      22,200          327
Transcoastal Marine Services,
  Incorporated (non-income
  producing)..................       6,200          154
Wackenhut Corporation.........       7,300          147
Waste Management,
  Incorporated................     300,000        6,956
                                             ----------
    TOTAL SERVICES............                    7,584
                                             ----------
TOBACCO - 3.27%
Fortune Brands,
  Incorporated................     142,000        4,695
Philip Morris Companies,
  Incorporated................     935,950       37,087
RJR Nabisco Holdings..........     401,670       12,728
                                             ----------
    TOTAL TOBACCO.............                   54,510
                                             ----------

                             See accompanying notes

AMR INVESTMENT SERVICES GROWTH AND INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1997
--------------------------------------------------------------------------------

                                  Shares       Value
                                ----------   ----------
                                (dollars in thousands)
MISCELLANEOUS - CONSUMER STAPLES - 0.99%
Nine West Group,
  Incorporated................     269,300   $    9,510
Pittston Company..............     189,600        6,849
Russell Corporation...........      11,000          323
                                             ----------
    TOTAL MISCELLANEOUS -
      CONSUMER STAPLES........                   16,682
                                             ----------
    TOTAL CONSUMER STAPLES....                  230,371
                                             ----------
INTEREST SENSITIVE - 32.73%
BANKS - 9.55%
Banc One Corporation..........     108,100        5,635
BankAmerica Corporation.......     366,700       26,219
Bankers Trust Company
  New York....................     225,850       26,650
Chase Manhattan Corporation...     311,714       35,964
CoreStates Financial
  Corporation.................      50,000        3,638
Corus Bankshares,
  Incorporated................      15,000          525
First Chicago NBD.............     259,965       18,912
First of America Bank
  Corporation.................      79,000        4,404
First Security Corporation....     184,250        5,343
First Union Corporation.......      34,000        1,668
Fleet Financial Group,
  Incorporated................      77,000        4,952
J.P. Morgan & Company,
  Incorporated................      96,425       10,583
NationsBank Corporation.......      80,000        4,790
PNC Bank Corporation..........     207,700        9,866
Washington Federal,
  Incorporated................       1,617           48
                                             ----------
    TOTAL BANKS...............                  159,197
                                             ----------
BUILDING AND MATERIALS - 0.60%
Giant Cement Holding,
  Incorporated (non-income
  producing)..................       6,742          163
NCI Building Systems,
  Incorporated (non-income
  producing)..................      11,797          430
PPG Industries,
  Incorporated................     166,600        9,434
                                             ----------
    TOTAL BUILDING AND
      MATERIALS...............                   10,027
                                             ----------

                                  Shares       Value
                                ----------   ----------
                                (dollars in thousands)
FINANCE - 1.60%
Beneficial Corporation........      71,000   $    5,445
Brandywine Realty Trust.......       9,600          225
First USA Paymentech..........      16,300          287
Household International,
  Incorporated................      46,000        5,210
MGI Properties,
  Incorporated................       9,159          211
Paine Webber Group,
  Incorporated................     128,800        5,691
The PMI Group, Incorporated...      47,000        2,841
Redwood Trust, Incorporated...      19,300          485
Washington Mutual,
  Incorporated................      92,000        6,296
                                             ----------
    TOTAL FINANCE.............                   26,691
                                             ----------
INSURANCE - LIFE AND MULTI-LINE - 4.08%
American Financial Group,
  Incorporated................     247,075        9,404
American General
  Corporation.................      88,600        4,519
Aon Corporation...............     276,100       14,892
FPIC Insurance Group,
  Incorporated (non-income
  producing)..................       7,020          209
Hartford Financial Services
  Group, Incorporated.........      43,200        3,499
Lincoln National
  Corporation.................      82,000        5,638
Old Republic International
  Corporation.................     389,850       13,937
TransAmerica Corporation......      60,000        6,056
Travelers Corporation.........     142,791        9,995
                                             ----------
    TOTAL INSURANCE - LIFE
      AND MULTI-LINE..........                   68,149
                                             ----------
INSURANCE - PROPERTY AND CASUALTY - 1.87%
Allstate Corporation..........     124,414       10,319
Chubb Corporation.............     102,600        6,797
IPC Holdings, Limited.........      16,010          493
Liberty Corporation...........       6,900          295
Mutual Risk Management,
  Limited.....................      19,600          508
Nac Re Corporation............       6,700          298
Safeco Corporation............      69,000        3,286
TIG Holdings, Incorporated....     273,500        9,265
                                             ----------
    TOTAL INSURANCE - PROPERTY
      AND CASUALTY............                   31,261
                                             ----------
SAVINGS AND LOAN - 0.40%
Coastal Bancorp,
  Incorporated................       1,681           47
H.F. Ahmanson & Company.......     112,000        6,608
                                             ----------
    TOTAL SAVINGS AND LOAN....                    6,655
                                             ----------

                             See accompanying notes

AMR INVESTMENT SERVICES GROWTH AND INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1997
--------------------------------------------------------------------------------

                                  Shares       Value
                                ----------   ----------
                                (dollars in thousands)
UTILITIES - ELECTRIC - 5.91%
Central and Southwest
  Corporation.................     175,000   $    3,773
CMS Energy Corporation........     140,000        5,110
DTE Energy Company............     331,500       10,194
Edison International..........     202,500        5,189
Entergy Corporation...........     776,400       18,973
Houston Industries,
  Incorporated................     186,300        4,052
Illinova Corporation..........     215,000        4,784
New York State Electric & Gas
  Corporation.................      70,000        1,868
Northeast Utilities...........     863,600        9,931
Peco Energy Company...........     148,900        3,378
Potomac Electric Power........     128,800        2,890
PP&L Resources,
  Incorporated................     210,900        4,561
Public Service Enterprise
  Group, Incorporated.........     153,900        3,992
Rochester Gas and Electric,
  Incorporated................      40,000        1,008
Texas Utilities Company.......     138,400        4,965
Unicom Corporation............     500,900       14,025
                                             ----------
    TOTAL UTILITIES -
      ELECTRIC................                   98,693
                                             ----------
UTILITIES - NATURAL GAS - 0.57%
Equitable Resources,
  Incorporated................     111,900        3,560
Peoples Energy Corporation....      68,000        2,431
Williams Companies,
  Incorporated................      69,000        3,515
                                             ----------
    TOTAL UTILITIES - NATURAL
      GAS.....................                    9,506
                                             ----------
UTILITIES - TELEPHONE - 4.06%
Alltel Corporation............     122,300        4,326
AT&T Corporation..............     176,200        8,623
Bell Atlantic Corporation.....      43,720        3,492
GTE Corporation...............     229,800        9,752
MCI Communications
  Corporation.................     111,300        3,951
SBC Communications............     251,577       16,007
US West, Incorporated.........     543,600       21,642
                                             ----------
    TOTAL UTILITIES -
      TELEPHONE...............                   67,793
                                             ----------
MISCELLANEOUS - INTEREST SENSITIVE - 4.09%
American Express Company......     358,600       27,971
Federal Home Loan Mortgage
  Corporation.................     327,450       12,402

                                  Shares       Value
                                ----------   ----------
                                (dollars in thousands)
Federal National Mortgage
  Association.................     338,975   $   16,419
Fund American Enterprises,
  Incorporated................      42,750        5,109
Morgan Stanley Dean Witter
  Discover & Company..........     128,400        6,292
                                             ----------
    TOTAL MISCELLANEOUS -
      INTEREST SENSITIVE......                   68,193
                                             ----------
    TOTAL INTEREST
      SENSITIVE...............                  546,165
                                             ----------
CONSUMER CYCLICALS - 7.79%
AUTOMOBILE AND TRUCK - 7.00%
Chrysler Corporation..........     403,100       14,209
Dana Corporation..............     441,100       20,649
Eaton Corporation.............      61,000        5,894
First Brands Corporation......     388,150        9,898
Ford Motor Company............     925,800       40,446
General Motors Corporation....     394,600       25,328
Meritor Automotive,
  Incorporated................      20,333          454
                                             ----------
    TOTAL AUTOMOBILE AND
      TRUCK...................                  116,878
                                             ----------
ELECTRICAL HOUSEHOLD EQUIPMENT - 0.39%
Whirlpool Corporation.........     107,900        6,541
                                             ----------
    TOTAL ELECTRICAL HOUSEHOLD
      EQUIPMENT...............                    6,541
                                             ----------
TEXTILE - APPAREL - 0.02%
Designer Holdings, Limited....      37,600          324
                                             ----------
    TOTAL TEXTILE - APPAREL...                      324
                                             ----------
TIRE AND RUBBER - 0.38%
Goodyear Tire & Rubber
  Company.....................     100,100        6,269
                                             ----------
    TOTAL TIRE AND RUBBER.....                    6,269
                                             ----------
    TOTAL CONSUMER
      CYCLICALS...............                  130,012
                                             ----------
INTERMEDIATE GOODS & SERVICES - 25.28%
CHEMICALS - 3.58%
ARCO Chemical Company.........      96,000        4,692
The Carbide/Graphite Group
  (non-income producing)......      14,100          502
Dow Chemical..................     219,000       19,892
E.I. DuPont de Nemours &
  Company.....................      82,000        4,664
Eastman Chemical Company......     190,175       11,339
FMC Corporation (non-income
  producing)..................     184,950       14,946
Geon Corporation..............      12,100          262
Great Lakes Chemicals
  Corporation.................      65,600        3,083

                             See accompanying notes

AMR INVESTMENT SERVICES GROWTH AND INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1997
--------------------------------------------------------------------------------

                                  Shares       Value
                                ----------   ----------
                                (dollars in thousands)
Wellman Industries,
  Incorporated................      20,400   $      414
                                             ----------
    TOTAL CHEMICALS...........                   59,794
                                             ----------
FOREST PRODUCTS - 2.46%
Boise Cascade Corporation.....      89,000        3,082
Georgia-Pacific Corporation...      37,000        3,138
International Paper Company...     371,600       16,722
Louisiana Pacific
  Corporation.................     155,900        3,274
Mead Corporation..............      47,000        2,844
Union Camp Corporation........      71,000        3,847
Westvaco Corporation..........      92,100        3,022
Weyerhaeuser Company..........     108,000        5,157
                                             ----------
    TOTAL FOREST PRODUCTS.....                   41,086
                                             ----------
METALS - ALUMINUM - 0.70%
Alumax, Incorporated..........     206,500        6,711
Aluminum Company of America...      58,000        4,234
Citation Corporation (non-
  income producing)...........      25,868          440
Commonwealth Industries,
  Incorporated................       7,600          134
Northwest Pipe Company (non-
  income producing)...........       1,776           43
WHX Corporation (non-income
  producing)..................      12,700          169
                                             ----------
    TOTAL METALS - ALUMINUM...                   11,731
                                             ----------
NATURAL GAS TRANSMISSION - 0.64%
Coastal Corporation...........     117,575        7,069
El Paso Natural Gas Company...      59,759        3,582
                                             ----------
    TOTAL NATURAL GAS
      TRANSMISSION............                   10,651
                                             ----------
OIL - 10.69%
Abraxas Petroleum Corporation
  (non-income producing)......      33,518          624
Amoco Corporation.............      69,600        6,381
Atlantic Richfield
  Corporation.................     368,500       30,332
Burlington Resources..........     202,141        9,892
Chevron Corporation...........      43,000        3,566
Coho Energy, Incorporated
  (non-income producing)......      30,064          353
Exxon Corporation.............     225,200       13,836
Mobil Corporation.............      44,000        3,204
Occidental Petroleum
  Corporation.................     556,300       15,507
Oryx Energy Company...........     370,475       10,211
Phillips Petroleum Company....     539,900       26,118
Tenneco, Incorporated.........     228,800       10,282
Texaco, Incorporated..........     336,600       19,165
Ultramar Diamond Shamrock
  Corporation.................     142,000        4,384
Union Pacific Resources Group,
  Incorporated................     410,300       10,104

                                  Shares       Value
                                ----------   ----------
                                (dollars in thousands)
Union Texas Petroleum
  Holdings, Incorporated......     513,700   $   11,687
Valero Refining and
  Marketing...................      89,200        2,687
                                             ----------
    TOTAL OIL.................                  178,333
                                             ----------
OIL SERVICE - 1.60%
Baker Hughes, Incorporated....     581,100       26,694
                                             ----------
    TOTAL OIL SERVICE.........                   26,694
                                             ----------
TRANSPORTATION - 2.75%
Airnet Systems................      16,000          328
Burlington Northern,
  Incorporated................      47,200        4,484
CSX Corporation...............     390,300       21,345
Norfolk Southern
  Corporation.................     599,400       19,256
Teekay Shipping Corporation...      14,049          450
                                             ----------
    TOTAL TRANSPORTATION......                   45,863
                                             ----------
MISCELLANEOUS - INTERMEDIATE GOODS
  & SERVICES - 2.86%
Alliance Communications
  Corporation.................      14,000          170
Dresser Industries,
  Incorporated................     594,300       25,035
GATX Corporation..............      73,900        4,771
Harnischfeger Industries,
  Incorporated................      30,900        1,217
Lukens, Incorporated..........      13,200          238
Mapco, Incorporated...........     358,100       11,817
USX-US Steel Group............     130,000        4,420
                                             ----------
    TOTAL MISCELLANEOUS -
      INTERMEDIATE GOODS &
      SERVICES................                   47,668
                                             ----------
    TOTAL INTERMEDIATE GOODS &
      SERVICES................                  421,820
                                             ----------
CAPITAL GOODS - 14.63%
AEROSPACE - 5.88%
Avteam, Incorporated (non-
  income producing)...........      19,000          161
Coltec Industries,
  Incorporated (non-income
  producing)..................     484,600        9,692
Harsco Corporation............     112,000        4,648
Lockheed Martin Corporation...     298,648       28,390
Northrop Corporation..........      51,000        5,572
Raytheon Company..............     158,400        8,593
Rockwell International
  Corporation.................      61,000        2,989
Textron, Incorporated.........     440,300       25,455
Thiokol Corporation...........     137,250       12,567
                                             ----------
    TOTAL AEROSPACE...........                   98,067
                                             ----------

                             See accompanying notes

AMR INVESTMENT SERVICES GROWTH AND INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1997
--------------------------------------------------------------------------------

                                  Shares       Value
                                ----------   ----------
                                (dollars in thousands)
ELECTRICAL EQUIPMENT - 1.92%
Dover Corporation.............      35,050   $    2,366
Honeywell, Incorporated.......     139,100        9,467
ITT Industries,
  Incorporated................     208,800        6,590
MEMC Electronic Materials,
  Incorporated................     170,400        3,419
Westinghouse Electric
  Corporation.................     388,400       10,268
                                             ----------
    TOTAL ELECTRICAL
      EQUIPMENT...............                   32,110
                                             ----------
ELECTRONICS - INDUSTRIAL - 0.54%
Channell Commercial
  Corporation (non-income
  producing)..................       2,790           35
PG&E Corporation..............      36,620          936
Stoneridge, Incorporated (non-
  income producing)...........      28,600          465
VLSI Technology, Incorporated
  (non-income producing)......     257,500        7,628
                                             ----------
    TOTAL ELECTRONICS -
      INDUSTRIAL..............                    9,064
                                             ----------
MACHINERY - 2.70%
Caterpillar Tractor Company...      73,300        3,757
Deere and Company.............     467,500       24,602
Gleason Corporation...........       9,520          262
Millipore Corporation.........     269,075       10,528
Tecumseh Products Company.....     113,900        5,909
                                             ----------
    TOTAL MACHINERY...........                   45,058
                                             ----------

                                  Shares       Value
                                ----------   ----------
                                (dollars in thousands)

OFFICE EQUIPMENT - 3.59%
Applied Magnetics Corporation
  (non-income producing)......      12,050   $      277
Data General Corporation (non-
  income producing)...........      10,000          193
Exabyte Corporation (non-
  income producing)...........      24,606          260
Hutchinson Technology.........      12,300          324
International Business
  Machines Corporation........     160,200       15,710
Lexmark International Group
  Incorporated, Class A.......     103,100        3,151
Micros Systems, Incorporated
  (non-income producing)......      12,740          573
Seagate Technology............     124,100        3,366
Storage Tech Group............      77,400        4,542
Xerox Corporation.............     396,400       31,439
                                             ----------
    TOTAL OFFICE EQUIPMENT....                   59,835
                                             ----------
    TOTAL CAPITAL
      GOODS...................                  244,134
                                             ----------
    TOTAL COMMON
      STOCK...................                1,639,363
                                             ----------
                                   Par
                                  Amount
                                ----------
SHORT-TERM INVESTMENTS (NOTE A) - 4.98%
AMR Investments Strategic Cash
  Business Trust..............  $   44,725       44,725
Bank of Tokyo-Mitsubishi,
  Limited, BA, 5.58%,
  Due 11/28/1997..............      10,000        9,959
Banque Paribas, Euro TD,
  5.6875%, Due 11/3/1997......      19,373       19,373
Sanwa Bank, Limited, BA,
  5.635%, Due 11/12/1997......       9,000        8,985
                                             ----------
    TOTAL SHORT-TERM
      INVESTMENTS.............                   83,042
                                             ----------
TOTAL INVESTMENTS - 103.23%
  (COST $1,322,925)...........                1,722,405
                                             ----------
LIABILITIES, NET OF OTHER
  ASSETS - (3.23%)............                  (53,805)
                                             ----------
TOTAL NET ASSETS - 100%.......               $1,668,600
                                             ==========

---------------

Based on the cost of investments of $1,325,782 for federal income tax purposes at October 31, 1997, the aggregate gross unrealized appreciation was $417,200, the aggregate gross unrealized depreciation was $20,577, and the net unrealized appreciation of investments was $396,623.

(A) Rates associated with short-term investments represent yield to maturity.

ABBREVIATIONS:

ADR - American Depositary Receipt
BA - Bankers Acceptance
NV - Company
PLC - Public Limited Corporation
SA - Company
TD - Time Deposit

                             See accompanying notes

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1997
--------------------------------------------------------------------------------

                                Shares         Value
                               ---------    -----------
                                (dollars in thousands)
AUSTRALIA COMMON STOCKS - 3.29%
Australia & New Zealand
  Banking Group..............    843,442    $     5,899
Brambles Industries,
  Limited....................    180,312          3,475
CSR, Limited.................    680,000          2,368
Foster's Brewing Group,
  Limited....................  1,027,800          1,956
GIO Australia Holdings, Limited...   486,509       1,248
Goodman Fielder, Limited.....  1,150,000          1,767
News Corporation, Limited....    210,000          1,008
News Corporation Preferred
  Rights.....................    345,000          1,534
Pioneer International,
  Limited....................  1,024,615          2,716
QBE Insurance Group, Limited...   536,496         2,515
RGC, Limited.................    275,000            562
                                            -----------
    TOTAL AUSTRALIA COMMON
      STOCKS.................                    25,048
                                            -----------
AUSTRIA -- 1.17%
PREFERRED STOCKS -- 0.27%
Bank Austria AG..............     44,000          2,013
                                            -----------
    TOTAL AUSTRIA PREFERRED
      STOCKS.................                     2,013
                                            -----------
COMMON STOCKS -- 0.90%
Boehler-Uddeholm AG..........     50,185          3,605
Evn Energie-Versorgung
  Niederroesterreich AG......      3,960            461
Mayr-Melnhof Karton AG.......     16,000            853
VA Technologie AG............     11,000          1,956
                                            -----------
    TOTAL AUSTRIA COMMON
      STOCKS.................                     6,875
                                            -----------
    TOTAL AUSTRIA............                     8,888
                                            -----------
BELGIUM COMMON STOCKS - 0.47%
Electrabel SA................      4,400            988
GIB Holdings, Limited, NPV...     22,000          1,115
Solvay Et Cie, NPV...........     25,000          1,507
                                            -----------
    TOTAL BELGIUM COMMON
      STOCKS.................                     3,610
                                            -----------
CANADA COMMON STOCKS - 2.43%
Anderson Exploration,
  Limited....................    115,000          1,265
Bank of Nova Scotia..........     67,839          2,992
Canadian Imperial Bank of
  Commerce...................    120,000          3,509
IMASCO, Limited..............    119,000          3,784
Noranda, Incorporated........    133,620          2,352
Oshawa Group, Limited........     66,000          1,138
Potash Corporation of
  Saskatchewan...............      6,520            532
Telus Corporation............    146,850          2,944
                                            -----------
    TOTAL CANADA COMMON
      STOCKS.................                    18,516
                                            -----------

                                Shares         Value
                               ---------    -----------
                                (dollars in thousands)
DENMARK COMMON STOCKS - 0.96%
BG Bank......................     20,750    $     1,335
Den Danske Bank..............     13,400          1,514
Novo Nordisk AS, "B".........      6,850            742
Teledanmark AS, "B"..........     16,700            981
Unidanmark AS, "A"...........     40,800          2,759
                                            -----------
    TOTAL DENMARK COMMON
      STOCKS.................                     7,331
                                            -----------
FINLAND COMMON STOCKS - 2.73%
Enso-Gutzeit OY, "R".........    212,000          1,990
Huhtamaki Group I Free.......     27,500          1,134
Merita Bank, Limited.........    785,000          3,844
Metra OY,"B".................    121,565          3,247
Metsa-Serla OY, "B"..........    100,000            881
Nokia OY, "A"................     43,500          3,805
Rauma OY.....................     50,878            955
UPM-Kymmene OY...............    221,030          4,923
                                            -----------
    TOTAL FINLAND COMMON
      STOCKS.................                    20,779
                                            -----------
FRANCE COMMON STOCKS - 8.60%
Adecco SA....................      2,820            917
Alcatel Alsthom CG...........     53,000          6,409
Axa SA.......................     35,542          2,439
Banque Nationale de Paris....     68,190          3,021
Bertrande Faure..............     39,500          2,388
Bongrain SA..................      2,370            873
Elf Aquitaine SA.............     78,300          9,713
France Telecom SA............     29,449          1,117
Groupe Danone................     19,200          2,942
La Farge-Coppee SA...........     97,218          6,087
Pechiney SA..................     41,800          1,723
Pernod-Ricard................     78,934          3,666
Peugot SA....................     12,800          1,452
Rhone-Poulenc, "A"...........     50,000          2,185
Sa Des Galeries Lafayette....        162             76
Saint Gobain.................     13,148          1,891
Schneider SA.................     37,500          2,007
Scor SA......................     31,500          1,466
Seita........................    109,712          3,507
Societe Generale.............     23,339          3,203
Total Petroleum Company,
  "B"........................     48,200          5,359
Usinor Sacilor...............    186,702          3,098
Valeo SA.....................         13              1
                                            -----------
    TOTAL FRANCE COMMON
      STOCKS.................                    65,540
                                            -----------

                             See accompanying notes

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1997
--------------------------------------------------------------------------------

                                Shares         Value
                               ---------    -----------
                                (dollars in thousands)
GERMANY - 4.64%
PREFERRED STOCKS - 0.81%
Dyckerhoff AG................      7,614    $     2,345
Herlitz AG...................     11,947            768
Volkswagen AG................      6,700          3,087
                                            -----------
    TOTAL GERMANY PREFERRED
      STOCKS.................                     6,200
                                            -----------
COMMON STOCKS - 3.83%
BASF AG......................     72,600          2,468
BAYER AG.....................    188,525          6,791
Commerzbank AG...............    160,550          5,504
Deutsche Bank AG.............     36,000          2,382
Hoechst AG...................     44,000          1,694
Karstadt AG..................      3,100          1,077
Muenchener Rueckversicherungs
  AG.........................       3000            627
Varta AG
  (non-income producing).....      1,520            236
Veba AG......................     87,300          4,920
Viag AG......................      5,940          2,778
Volkswagen AG................      1,150            684
                                            -----------
    TOTAL GERMANY COMMON
      STOCKS.................                    29,161
                                            -----------
    TOTAL GERMANY............                    35,361
                                            -----------
HONG KONG COMMON STOCKS - 3.13%
Amoy Properties..............     20,500             18
Asia Satellite
  Telecommunications
  Holdings, Limited..........    275,000            662
Cheung Kong Holdings,
  Limited....................    235,000          1,634
China Light and Power
  Company....................    818,000          4,307
Dickson Concepts
  (International), Limited...    643,000          1,385
Hang Lung Development
  Company, Limited...........  1,268,000          1,747
Hong Kong Aircraft
  Engineering Company,
  Limited....................      7,200             19
Hong Kong Electric
  Holdings...................    368,400          1,249
Hong Kong Telecommunications,
  Limited....................  1,024,400          1,961
HSBC Holdings, Limited.......    114,500          2,592
Hutchinson Whampoa,
  Limited....................    200,000          1,384
Hysan Development Company,
  Limited....................     32,000             67
National Mutual of Asia, Limited... 1,700,000       1,540
New Asia Realty and Trust
  Company, Limited...........    135,000            321
New World Development
  Company, Limited...........    656,000          2,308
Peregrine Investments
  Holdings, Limited..........    605,000            595

                                Shares         Value
                               ---------    -----------
                                (dollars in thousands)
Peregrine Investments
  Holdings, Limited
  Warrants...................     55,000    $         2
Swire Pacific, Limited,
  "A"........................    383,500          2,049
                                            -----------
    TOTAL HONG KONG COMMON
      STOCKS.................                    23,840
                                            -----------
IRELAND COMMON STOCKS - 0.47%
Jefferson Smurfit............  1,199,242          3,554
                                            -----------
    TOTAL IRELAND COMMON
      STOCKS.................                     3,554
                                            -----------
ITALY - 3.31%
PREFERRED STOCK - 0.15%
Concessioni E Costruzioni
  Autostrade.................    525,000          1,165
                                            -----------
    TOTAL ITALY PREFERRED
      STOCK..................                     1,165
                                            -----------
COMMON STOCKS - 3.16%
Burgo (Cartiere) SPA.........    229,020          1,371
Danieli Group Risp...........    473,960          1,852
Eni SPA......................    778,000          4,382
Fiat SPA.....................    880,000          2,804
Instituto Nazionale Delle
  Assicurazioni..............  1,300,000          2,096
Mediaset.....................    336,900          1,531
Merloni Elettrodomestici
  SPA........................    185,500            697
STET Risp Non Convertible....    550,000          3,453
STET Telecom Italia Risp.....  1,452,209          5,877
                                            -----------
    TOTAL ITALY COMMON
      STOCKS.................                    24,063
                                            -----------
    TOTAL ITALY..............                    25,228
                                            -----------
JAPAN COMMON STOCKS - 10.98%
Aisin Seiki Company,
  Limited....................    151,000          1,720
Aoyama Trading Company.......     42,300          1,136
Canon, Incorporated..........     90,000          2,185
Chudenko Corporation.........     33,000            804
Daibiru Corporation..........    168,000          1,802
Daicel Chemical..............    271,000            744
Fuji Photo Film..............    222,000          8,048
Hitachi Koki Company, Limited...    53,000          257
Hitachi, Limited.............    324,000          2,492
Japan Tobacco................        388          3,184
KAO Corporation..............    296,000          4,135
Kioto Manufacturing Company,
  Limited....................    375,000          2,245
Matsushita Electric
  Industrial Company.........    264,000          4,434
MOS Food Services............     97,000          1,298
NKK Corporation..............    711,000            987
NEC Corporation..............     79,000            867
Nichicon Corporation.........    234,000          2,899
Nichido Fire & Marine
  Insurance..................    393,000          2,539
Nintendo Company, Limited....     35,200          3,044

                             See accompanying notes

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1997
--------------------------------------------------------------------------------

                                Shares         Value
                               ---------    -----------
                                (dollars in thousands)
Nissan Motor Company.........    336,000    $     1,791
Promise Company, Limited.....     77,300          4,525
Ryosan Company...............     12,000            232
Sekisui Chemical Company,
  Limited....................    538,000          4,236
Shionogi & Company...........    168,000          1,021
Sony Corporation.............     97,800          8,124
Sumitomo Marine & Fire
  Insurance..................    442,000          2,947
Sumitomo Rubber Industries...     86,000            488
Suzuki Motor Company,
  Limited....................    193,000          2,054
TDK Corporation..............     30,000          2,489
Toyo Seikan Kaisha...........    198,000          3,111
Yamanouchi Pharmaceutical....    110,000          2,707
Yamato Kogyo Company,
  Limited....................    110,000            869
Yodogawa Steel Works.........    499,000          2,660
Yoshinoya D & C Company,
  Limited....................         39            412
Yoshitomi Pharmaceutical.....    185,000          1,181
                                            -----------
    TOTAL JAPAN COMMON
      STOCKS.................                    83,667
                                            -----------
MALAYSIA COMMON STOCKS - 0.72%
Arab Malaysian Finance.......    780,000            407
Bolton Properties............    909,000            377
Genting BHD..................    623,700          1,750
Golden Hope Plantations
  BHD........................    968,000          1,260
Hicom Holdings BHD...........    506,300            428
Kedah Cement Holdings BHD....    729,000            459
Malaysian International
  Shipping Corporation BHD...    459,666            768
                                            -----------
    TOTAL MALAYSIA COMMON
      STOCKS.................                     5,449
                                            -----------
MEXICO COMMON STOCKS - 0.19%
Alfa, SA.....................    121,000            884
Grupo Mexico SA..............    145,000            560
                                            -----------
    TOTAL MEXICO COMMON
      STOCKS.................                     1,444
                                            -----------
NETHERLANDS COMMON STOCKS - 6.34%
ABN AMRO Holdings NV.........    162,700          3,278
Aegon NV.....................     34,000          2,680
Akzo Nobel NV................     63,150         11,132
Fortis Amev NV...............     51,654          2,031
Hollandsche Beton Groep NV...    158,040          3,168
Internationale Nederlanden
  Groep NV...................    202,045          8,485
Koninklijke Bijenkorf Beheer NV...    17,400       1,098

                                Shares         Value
                               ---------    -----------
                                (dollars in thousands)
Koninklijke KNP BT...........     54,100    $     1,232
Phillips Electronics.........    110,600          8,662
Royal PTT Nederland NV.......    115,410          4,412
Unilever NV..................     40,000          2,127
                                            -----------
    TOTAL NETHERLANDS COMMON
      STOCKS.................                    48,305
                                            -----------
                                     Par
                                  Amount
                               ---------
NEW ZEALAND - 0.93%
FOREIGN BONDS - 0.01%
Brierley Investments, Limited
  Subordinated Convertible,
  9.00%, Due 6/30/1998.......  $      63             43
                                            -----------
    TOTAL NEW ZEALAND FOREIGN
      BONDS..................                        43
                                            -----------
                                  Shares
                               ---------
COMMON STOCKS - 0.92%
Brierley Investments,
  Limited....................  1,600,000          1,238
Carter Holt Harvey,
  Limited....................    220,000            384
Fisher & Paykel, Limited.....    230,000            732
Fletcher Challenge
  Building...................    775,250          2,345
Fletcher Challenge Forest....      8,284              8
Fletcher Challenge Paper.....    365,000            601
Lion Nathan, Limited.........    693,000          1,677
                                            -----------
    TOTAL NEW ZEALAND COMMON
      STOCKS.................                     6,985
                                            -----------
    TOTAL NEW ZEALAND........                     7,028
                                            -----------
NORWAY COMMON STOCKS - 2.21%
Den Norsk Bank, Series A.....    387,600          1,755
Kvaerner Industries AS.......     49,789          2,564
Norsk Hydro AS...............     40,000          2,203
Nycomed AS, Series B.........    293,225          7,288
Saga Petroleum, Series B Free...   100,000        1,771
Unitor AS....................     80,000          1,268
                                            -----------
    TOTAL NORWAY COMMON
      STOCKS.................                    16,849
                                            -----------
SINGAPORE COMMON STOCKS - 0.71%
Fraser & Neave, Limited......    230,000          1,155
Hong Kong Land...............    673,847          1,536
Inchcape Berhad..............    325,000          1,025
Sembawang Corporation........    295,000            908
Singapore Finance, Limited...    387,000            362
Van Der Horst................    440,000            386
                                            -----------
    TOTAL SINGAPORE COMMON
      STOCKS.................                     5,372
                                            -----------
SPAIN COMMON STOCKS - 2.97%
Banco Popular Espanol........     28,000          1,655
Banco Santander SA...........    112,730          3,160
Iberdrola SA.................    410,357          4,912

                             See accompanying notes

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1997
--------------------------------------------------------------------------------

                                Shares         Value
                               ---------    -----------
                                (dollars in thousands)
Repsol SA (BR)...............    127,420    $     5,347
Telefonica de Espana.........    277,400          7,576
                                            -----------
    TOTAL SPAIN COMMON
      STOCKS.................                    22,650
                                            -----------
SOUTH KOREA COMMON STOCKS - 0.07%
Korea Electric Power
  Corporation................     37,500            532
                                            -----------
    TOTAL SOUTH KOREA COMMON
      STOCKS.................                       532
                                            -----------
SWEDEN COMMON STOCKS - 3.86%
Assidoman AB.................     56,000          1,571
Astra AB, "B" Free...........     55,200            856
Electrolux AB, "B"...........     92,085          7,628
Esselte AB, Class "A"........      2,000             42
Esselte AB, Class "B"........     17,000            370
Granges AB...................     22,050            361
Marieberg Tidnings...........     77,267          2,065
Nordbanken AS................     35,900          1,127
Pharmacia & Upjohn,
  Incorporated...............     59,100          1,883
Skandia Forsakrings AB.......     16,600            776
SKF AB, "B" Free.............    112,100          2,606
Sparbanken Sverige AB, "A"...    144,900          3,291
Stora Kopparsbergs Bergslags,
  "A"........................     82,100          1,135
Stora Kopparsbergs Bergslags,
  "B"........................     25,800            355
Svedala Industries, "A"
  Free.......................     90,000          1,768
Svenska Cellulosa, "B"
  Free.......................     52,600          1,181
Volvo AB.....................     90,000          2,357
                                            -----------
    TOTAL SWEDEN COMMON
      STOCKS.................                    29,372
                                            -----------
SWITZERLAND COMMON STOCKS - 5.29%
ABB AG.......................      1,690          2,209
Forbo Holding AG.............      3,280          1,292
Holderbank Financial
  Glarus-B...................      2,810          2,268
Nestle SA....................      8,021         11,333
Novartis AG..................      2,879          4,521
Schindler Holding AG (Reg)...        140            170
Schindler Holding AG (BR)....      1,400    1,549......
Sig Schweitz Industries AG...      2,200          5,940
Societe Generale de
  Surveillance...............        240            464
Sulzer AG....................      4,279          3,138
Swiss Reinsurance Company....      3,876          5,854
Zurich Versicherungs.........      3,800          1,573
                                            -----------
    TOTAL SWITZERLAND COMMON
      STOCKS.................                    40,311
                                            -----------
UNITED KINGDOM COMMON STOCKS - 20.39%
Aggreko, PLC.................    502,977          1,316
Albert Fisher Group, PLC.....    262,500            164
Allied Domecq, PLC...........    510,710          4,132

                                Shares         Value
                               ---------    -----------
                                (dollars in thousands)
Associated British Foods
  Group, PLC.................     46,600    $       371
Bank of Scotland.............    255,380          2,123
Barclays, PLC................     27,900            705
BAT Industries, PLC..........    827,564          7,265
BG, PLC......................  1,615,700          7,065
British Energy, PLC..........    300,000          1,954
British Telecommunications...    640,900          4,855
BTR, PLC.....................  1,978,800          6,744
Bunzl, PLC...................    121,100            504
Burmah Castrol, PLC..........    221,050          3,766
Burton Group, PLC............    335,000            712
Coats Viyella, PLC...........  1,649,500          3,015
Commercial Union, PLC........    487,600          6,342
Cookson Group, PLC...........    613,900          2,460
Cortaulds, PLC...............    362,000          1,678
Cortaulds Textiles, PLC......    150,000            864
Danka Business Systems, PLC..     64,700            610
De La Rue, PLC...............    197,800          1,413
Energy Group, PLC............    124,000          1,261
English China Claylord
  Group......................    348,410          1,519
Grand Metropolitan, PLC......    417,350          3,755
Great Universal Stores.......    239,500          2,849
Hanson, PLC..................    724,600          3,724
Harrisons & Crosfield, PLC...  1,391,800          2,952
Hillsdown Holdings, PLC......  1,140,100          3,231
Hyder, PLC...................    289,000          4,359
Imperial Chemical Industries, PLC..    37,000         552
Imperial Tobacco Group.......    195,100          1,199
Inchcape, PLC................    150,000            546
Kwik Save Group, PLC.........    264,000          1,370
Lex Service..................    350,000          2,465
London Pacific Group, PLC....     74,000            259
Lucasvarity, PLC.............    410,000          1,403
Medeva, PLC..................    255,000            879
National Grid Group, PLC.....    300,000          1,394
National Power, PLC..........     50,000            415
National Westminster Bank,
  PLC........................    485,419          7,017
Northern Foods, PLC..........    500,000          1,937
Peninsular & Orient Steam
  Company....................    269,158          3,117
Pilkington, PLC..............        363              1
PowerGen, PLC................    310,400          3,443
Premier Farnell, PLC.........    225,800          1,757
Racal Electronics, PLC.......    320,404          1,187
Reckitt & Coleman, PLC.......    394,754          6,034
Redland, PLC.................  1,228,854          7,006
Rolls Royce, PLC.............    305,273          1,074
Royal & Sun Alliance
  Insurance Group............    342,325          3,298
Safeway, PLC.................    309,677          2,023
Salvesen (Christian), PLC....    502,977            843

                             See accompanying notes

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1997
--------------------------------------------------------------------------------

                                Shares         Value
                               ---------    -----------
                                (dollars in thousands)
Shell Transportation &
  Trading, PLC...............    135,000    $       956
Southern Electric, PLC.......    175,900          1,348
Storehouse...................    762,900          2,814
Tate & Lyle, PLC.............    549,000          4,184
Tesco, PLC...................    343,819          2,720
Thames Water Group, PLC......    189,800          2,877
Unilever, PLC................    522,900          3,884
WPP Group, PLC...............  1,005,500          4,603
Wace Group, PLC..............    666,200            346
Williams, PLC................    111,466            659
                                            -----------
    TOTAL UNITED KINGDOM
      COMMON STOCKS..........                   155,318
                                            -----------
UNITED STATES - 15.80%
FOREIGN SECURITIES DENOMINATED IN U.S. DOLLARS - 2.48%
Cho Hung Bank GDR............    170,000            629
Dairy Farm International.....    908,000            717
G P Batteries International,
  Limited....................    137,000            401
Kookmin Bank GDR.............     50,000            310
Jardine Matheson Holdings,
  Limited....................    871,000          5,574
Jardine Strategic............  1,606,000          5,139
New Holland NV...............     79,700          2,266
Nova Corporation.............    150,000          1,350
Stolt-Nielsen SA, "B"........     38,000          1,007
Telmex ADR...................     35,000          1,514
                                            -----------
    TOTAL FOREIGN SECURITIES
      DENOMINATED IN U.S.
      DOLLARS................                    18,907
                                            -----------

                                  Par
                                Amount
                               ---------
UNITED STATES GOVERNMENT AND AGENCY OBLIGATIONS (NOTE
A) - 5.83%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.09%
Discount Note, 5.189%,
  Due 11/7/1997..............  $   2,895          2,892
Discount Note, 5.192%,
  Due 11/13/1997.............      1,505          1,502
Discount Note, 5.198%,
  Due 11/21/1997.............      1,710          1,705
Discount Note, 5.198%,
  Due 11/28/1997.............      1,400          1,394
Discount Note, 5.205%,
  Due 12/1/1997..............      6,600          6,569

                                  Par
                                Amount
                               ---------
Discount Note, 5.206%,
  Due 12/3/1997..............  $   4,225    $     4,204
Discount Note, 5.208%,
  Due 12/5/1997..............      5,290          5,262
                                            -----------
    TOTAL FEDERAL HOME LOAN
      MORTGAGE CORPORATION...                    23,528
                                            -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.99%
5.196%, Due 11/17/1997.......        855            853
5.19%, Due 1/8/1998..........      2,000          1,998
5.234%, Due 1/15/1998........      3,769          3,725
5.25%, Due 3/25/1998.........      1,000            999
                                            -----------
    TOTAL FEDERAL NATIONAL
      MORTGAGE ASSOCIATION...                     7,575
                                            -----------
U.S. TREASURY BILLS - 1.75%
4.805%, Due 12/26/1997.......        255            253
4.88%, Due 1/2/1998..........      6,290          6,236
4.925%, Due 1/8/1998.........      2,468          2,445
4.96%, Due 1/15/1998.........        116            115
4.98%, Due 1/22/1998.........      2,175          2,150
5.05%, Due 1/29/1998.........      2,115          2,088
                                            -----------
    TOTAL U.S. TREASURY
      BILLS..................                    13,287
                                            -----------
    TOTAL UNITED STATES
      GOVERNMENT AND
      AGENCY OBLIGATIONS.....                    44,390
                                            -----------
SHORT-TERM INVESTMENTS (NOTE B) - 7.49%
AMR Investments Strategic
  Cash Business Trust........     47,053         47,053
E I DuPont de Nemours, CP,
  Due 11/7/1997..............     10,000          9,989
                                            -----------
    TOTAL SHORT-TERM
      INVESTMENTS............                    57,042
                                            -----------
  TOTAL UNITED STATES........                   120,339
                                            -----------
TOTAL INVESTMENTS -
  101.66% (COST $664,005)....                   774,331
                                            -----------
LIABILITIES, NET OF OTHER
  ASSETS
   - (1.66%).................                   (12,658)
                                            -----------
TOTAL NET ASSETS - 100%......               $   761,673
                                            ===========

                             See accompanying notes

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1997
--------------------------------------------------------------------------------

Based on the cost of investments of $664,338 for federal income tax purposes at October 31, 1997, the aggregate gross unrealized appreciation was $142,497, the aggregate gross unrealized depreciation was $32,504, and the net unrealized appreciation of investments was $109,993.
(A) Rates associated with United States Government Bonds represent yield to maturity from time of purchase.
(B) Rates associated with short-term investments represent yield to maturity or yield to next reset date.

ABBREVIATIONS:

AB - Company (Sweden)
ADR - American Depository Receipt (United States)
AG - Company (Austria, Germany, Switzerland)
AS - Company (Denmark, Norway, Sweden)
BHD - Berhard (Malaysia)
BR - Bearer (Spain, Switzerland)
CG - Company General (France)
CP - Commercial Paper (United States)
GDR - Global Depository Receipt (United States)
NPV - No Par Value (Belgium)
NV - Company (Netherlands, United States)
OY - Company (Finland)
PLC - Public Limited Corporation (United Kingdom)
SA - Company (Belgium, France, Mexico, Spain, Switzerland, United States) SPA - Company (Italy)

INDUSTRY DIVERSIFICATION
October 31, 1997
--------------------------------------------------------------------------------

                                                              Percent of
                                                              Net Assets
                                                              ----------
Basic Industry..............................................     29.56%
Capital Goods...............................................     10.53%
Consumer Goods & Services...................................     21.79%
Energy......................................................      5.65%
Financing, Insurance & Real Estate..........................     16.22%
Transportation..............................................      0.51%
Utilities...................................................      4.00%
Short Term Investments......................................     13.32%
Other Assets (Liabilities)..................................     (1.58)%
                                                                ------
          NET ASSETS........................................    100.00%
                                                                ======

                             See accompanying notes

AMR INVESTMENT SERVICES LIMITED-TERM INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1997
--------------------------------------------------------------------------------

                                    Par
                                   Amount       Value
                                 ----------    --------
                                 (dollars in thousands)
U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 26.82%
Federal Home Loan Mortgage
  Corporation, M H-1 A REMIC,
  10.15%, Due 4/15/2006........  $      102    $    103
Federal National Mortgage
  Association, 9.85%, Due
  11/1/2018....................      12,870      14,563
Government National Mortgage
  Association, Pool #780173,
  9.50%, Due 12/15/2019........       9,582      10,425
                                               --------
    TOTAL U.S. GOVERNMENT &
      AGENCY OBLIGATIONS.......                  25,091
                                               --------
CORPORATE OBLIGATIONS - 44.03%
BANK FUNDING - 13.63%
Bank of America, 12.50%, Due
  4/1/2001.....................       5,000       5,914
Southtrust Bank of Alabama,
  5.58%, Due 2/6/2006, Puttable
  2/6/2001.....................       7,000       6,839
                                               --------
    TOTAL BANK FUNDING.........                  12,753
                                               --------
FINANCIAL - 22.35%
Bear Stearns Company, Variable
  Rate, 5.89%, Due 7/10/2000...       5,000       4,983
Chrysler Finance Corporation,
  Variable Rate, 5.86%, Due
  7/17/2000....................       5,000       4,978
Ford Motor Credit Corporation,
  Variable Rate, 5.99%, Due
  8/7/2000.....................       5,000       4,978
Merrill Lynch and Company,
  Variable Rate, 5.88%, Due
  6/27/2000....................       6,000       5,973
                                               --------
    TOTAL FINANCIAL............                  20,912
                                               --------
INDUSTRIAL - 4.50%
Phillip Morris Companies,
  Incorporated 7.25%, Due
  1/15/2003....................       3,000       3,083
Weyerhaeuser Company, 9.05%,
  Due 2/1/2003.................       1,000       1,123
                                               --------
    TOTAL INDUSTRIAL...........                   4,206
                                               --------

                                    Par
                                   Amount       Value
                                 ----------    --------
                                 (dollars in thousands)
FOREIGN - 3.55%
Province of Quebec, 8.80%, Due
  4/15/2003....................  $    3,000    $  3,327
                                               --------
    TOTAL FOREIGN..............                   3,327
                                               --------
    TOTAL CORPORATE
      OBLIGATIONS..............                  41,198
                                               --------
ASSET-BACKED SECURITIES - 10.86%
Citibank Credit Card Master
  Trust, Series 1997 3-B,
  6.989%, Due 2/10/2004........       5,000       5,138
Saxon Asset Securities Trust,
  Series 1996-2A2, 6.475%, Due
  11/25/2020...................       5,000       5,024
                                               --------
    TOTAL ASSET-BACKED
      SECURITIES...............                  10,162
                                               --------
NON-AGENCY MORTGAGE BACKED OBLIGATIONS - 16.85%
Collateralized Mortgage
  Obligation Trust, 56 A,
  9.00%, Due 5/1/2014..........         107         110
Residential Funding Securities
  Corporation, 1995-1 KS1,
  6.3375%, Due 6/25/2025.......       2,184       2,201
Resolution Trust Corporation,
  1992-MH3 B1, 7.25%,   Due
  12/15/2011...................       4,250       4,249
  1992-7 A3, 4.9255%,   Due
  3/25/2022....................       2,267       2,239
  1992-6 A3, 5.49291%,   Due
  1/25/2026....................       2,241       2,245
  1992-1 A1, 5.10934%,   Due
  5/25/2028....................       2,215       2,229
  1992-4 A2, 4.8047%,   Due
  7/25/2028....................       2,444       2,492
                                               --------
    TOTAL NON-AGENCY MORTGAGE
      BACKED OBLIGATIONS.......                  15,765
                                               --------
SHORT-TERM INVESTMENTS (NOTE A) - 0.70%
First Boston Treasury Tri-Party Repurchase
  Agreement, 5.65%, Due 11/3/1997
  (Collateral held at The Chase Manhattan
  Bank, N.A., by 8.875%, U.S. Treasury
  Note, Due 2/15/1999 - Market
  Value - $677)............................         658
                                               --------
    TOTAL SHORT-TERM
      INVESTMENTS..............                     658
                                               --------

                             See accompanying notes

AMR INVESTMENT SERVICES LIMITED-TERM INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1997
--------------------------------------------------------------------------------

                                    Par
                                   Amount       Value
                                 ----------    --------
                                 (dollars in thousands)
TOTAL INVESTMENTS - 99.26%
  (COST $92,996)...............                $ 92,874
                                               --------
OTHER ASSETS, NET OF
  LIABILITIES - 0.74%..........                     695
                                               --------
TOTAL NET ASSETS - 100%........                $ 93,569
                                               ========

---------------

Based on the cost of investments of $92,996 for federal income tax purposes at October 31, 1997, the aggregate gross unrealized appreciation was $320, the unrealized depreciation was $442, and the net unrealized depreciation of investments was $122.

(A) Rates associated with short-term investments represent yield to maturity.

ABBREVIATIONS:

REMIC - Real Estate Mortgage Investment Conduit

                             See accompanying notes

AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1997
--------------------------------------------------------------------------------

                                  Par
                                 Amount        Value
                               ----------    ----------
                                (dollars in thousands)
EURODOLLAR TIME DEPOSITS (NOTE A) - 3.98%
Fuji Bank Limited, 5.5625%,
  Due 11/3/1997..............  $   13,390    $   13,390
Skandinaviska Enskilda
  Banken, 5.75%, Due
  11/3/1997..................      65,000        65,000
                                             ----------
    TOTAL EURODOLLAR TIME
      DEPOSITS...............                    78,390
                                             ----------
CERTIFICATES OF DEPOSIT (NOTE A) - 39.77%
FOREIGN BANKS - 19.02%
Banca CRT S.p.A., New York,
  Variable Rate, 5.71875%,
  Due 2/20/1998..............      15,000        15,000
  5.71875%, Due 4/9/1998.....      80,000        80,000
Christiania Bank, Variable
  Rate, 5.65875%, Due
  6/29/1988..................     100,000       100,000
Instituto Bancario San Paolo
  S.p.A., Variable Rate,
  5.65766%, Due 5/22/1998....      80,000        80,000
Postipankki, Limited, New
  York, Variable Rate,
  5.61234%, Due 10/28/1998
  (Note C)...................     100,000       100,000
                                             ----------
    TOTAL FOREIGN BANKS......                   375,000
                                             ----------
DOMESTIC BANKS - 20.75%
Banco Popular de Puerto Rico,
  Variable Rate,
  5.72%, Due 4/9/1998
    (Note B).................      40,000        40,000
  5.67875% Due 6/15/1998,
    (Note B).................      50,000        50,000
Comerica Bank, Detroit,
  5.57875%, Due 9/11/1998....      95,000        94,948
CoreStates Bank N.A.,
  Variable Rate,
  5.71%, Due 4/3/1998........      25,000        25,000
  5.65875%, Due 6/12/1998....      25,000        25,000
Mellon Bank, N.A., Variable
  Rate, 5.65875%, Due
  6/16/1998..................      87,000        87,000
U.S. Bank, N.A., Variable
  Rate, 5.59375%, Due
  6/22/1998..................      87,200        87,170
                                             ----------
    TOTAL DOMESTIC BANKS.....                   409,118
                                             ----------
    TOTAL CERTIFICATES OF
      DEPOSIT................                   784,118
                                             ----------
PROMISSORY NOTES (NOTES A AND C) - 15.98%
First Allmerica Financial
  Life Insurance Company,
  Variable Rate, Due
  11/5/1998 (Note D).........      40,000        40,000
General American Life
  Insurance Company,
  5.76875%, Due 11/21/1997...      80,000        80,000

                                  Par
                                 Amount        Value
                               ----------    ----------
                                (dollars in thousands)
Goldman Sachs Group L.P.,
  Variable Rate, 5.7925%, Due
  7/21/1998 (Note C).........  $   95,000    $   95,000
Jackson National Life
  Insurance Company,
  5.75438%, Due 9/1/1998
  (Note C)...................     100,000       100,000
                                             ----------
    TOTAL PROMISSORY NOTES...                   315,000
                                             ----------
COMMERCIAL PAPER (NOTE A) - 8.37%
Bankers Trust New York
  Corporation, Variable Rate,
  5.67875%, Due 11/3/1997....      90,000        90,000
General Electric Capital
  Corporation, Variable Rate,
  5.64875%, Due 2/20/1998....      75,000        75,000
                                             ----------
    TOTAL COMMERCIAL PAPER...                   165,000
                                             ----------
VARIABLE RATE MEDIUM-TERM NOTES
  (NOTE A) - 33.26%
American Honda Finance
  Corporation, 144A, (Note E)
  5.76781%, Due 4/6/1998.....      25,000        24,998
  5.71875%, Due 4/8/1998.....      50,000        49,994
  5.71875%, Due 4/9/1998.....      40,000        40,009
Bear Stearns Companies,
  Incorporated, 5.70%, Due
  2/13/1998..................      70,000        70,000
  6.10%, Due 5/15/1998.......       8,000         8,025
Caterpillar Financial
  Services Corporation,
  5.70%, Due 4/13/1998.......      42,000        42,000
Fleet Financial Group,
  Incorporated, 5.85%, Due
  2/13/1998..................      12,000        12,005
Fleet Mortgage Group,
  Incorporated, 6.00%, Due
  7/27/1998..................      22,500        22,536
General Motors Acceptance
  Corporation, 5.71875%, Due
  2/23/1998
    (Note D).................      70,000        70,000
  5.59875%, Due 9/21/1998....      15,000        14,991
  5.76859%, Due 10/22/1998
    (Note D).................      25,000        25,000
International Business
  Machines Credit
  Corporation, 5.59219%, Due
  9/10/1998..................      42,000        41,976
Lehman Brothers Holdings,
  Incorporated, 5.79687%, Due
  12/5/1997
    (Note C).................     100,000       100,000
Merrill Lynch and Company,
  Incorporated, 5.65266%, Due
  3/3/1998...................      38,000        37,998
  5.93875%, Due 5/19/1998....      25,000        25,039

                             See accompanying notes

AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1997
--------------------------------------------------------------------------------

                                  Par
                                 Amount        Value
                               ----------    ----------
                                (dollars in thousands)
Sanwa Business Credit
  Corporation, 144A, (Note E)
  5.75%, Due 1/12/1998.......  $   38,000    $   38,000
  5.70875%, Due 2/24/1998....      33,000        33,000
                                             ----------
    TOTAL VARIABLE RATE
      MEDIUM-TERM NOTES......                   655,571
                                             ----------
TOTAL INVESTMENTS - 101.36%
  (COST $1,998,079)..........                 1,998,079
                                             ----------
LIABILITIES, NET OF OTHER
  ASSETS - (1.36%)...........                   (26,749)
                                             ----------
TOTAL NET ASSETS - 100%......                $1,971,330
                                             ==========

---------------

Based on the cost of investments of $1,998,079 for federal income tax purposes at October 31, 1997, there was no unrealized appreciation or depreciation of investments.

(A) Rates associated with money market securities represent yield to maturity or yield to next reset date.

(B) Obligation is subject to a same day credit quality put back to issuer.

(C) Obligation is subject to an unconditional put back to the issuer with seven calendar days notice.

(D) Obligation is subject to an unconditional put back to the issuer with ninety calendar days notice.

(E) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $186,001,000 or 9.4% of net assets.

ABBREVIATION:

L.P. - Limited Partnership

                             See accompanying notes

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1997
--------------------------------------------------------------------------------

                                   Par
                                  Amount        Value
                                 --------    -----------
                                 (dollars in thousands)
MUNICIPAL OBLIGATIONS - 94.64%
COMMERCIAL PAPER (NOTE A) - 15.00%
City of Burlington, Kansas
  Customized Purchase Pollution
  Control Refunding and
  Improvement Revenue Bonds,
  Series 1985B, 3.75%,
  Due 11/19/1997, matures
  9/1/2015, LOC Societe
  Generale.....................   $ 1,600     $    1,600
Michigan State Housing
  Development Authority Multi-
  family Housing Revenue Bonds,
  Series 1988A, 3.70%, Due
  11/25/1997, LOC Credit
  Suisse.......................     2,000          2,000
Missouri State Environmental
  Improvement and Energy
  Resource Authority Pollution
  Control Revenue (Union
  Electric Company Project)
  Series 1985A, 3.65%, Due
  12/4/1997, LOC Union Bank of
  Switzerland..................     3,500          3,500
Montgomery County, Pennsylvania
  Industrial Development
  Pollution Control Revenue
  (Peco Energy Company), Series
  1996, 3.70%, Due 2/5/1998,
  LOC Canadian Imperial Bank...     3,000          3,000
Sweetwater County, Wyoming
  Customized Pollution Control
  Refunding (Pacificorp
  Project), Series 1988A,
  3.80%, Due 1/14/1998, LOC
  Union Bank of Switzerland....     3,000          3,000
Toledo-Lucas County, Ohio Port
  Facility Refunding Revenue
  (CSX Transportation,
  Incorporated), Series 1992,
  3.80%, Due 1/14/1998, LOC
  Bank of Nova Scotia..........     1,000          1,000
West Virginia Public Energy
  Authority Revenue Bonds
  (Morgantown Association
  Project), Series 1989, 3.75%,
  Due 11/13/1997, LOC Swiss
  Bank.........................     1,000          1,000
                                              ----------
    TOTAL COMMERCIAL PAPER.....                   15,100
                                              ----------

                                   Par
                                  Amount        Value
                                 --------    -----------
                                 (dollars in thousands)
VARIABLE RATE DEMAND OBLIGATIONS
  (NOTE A) - 79.64%
ALASKA - 3.38%
Alaska Industrial Development &
  Export Authority Refunding
  Revenue Bonds (American
  President Lines), Series
  1991, 3.95%, Due 11/1/2009,
  LOC Industrial Bank Japan,
  Limited......................   $ 3,405     $    3,405
                                              ----------
    TOTAL ALASKA...............                    3,405
                                              ----------
ARIZONA - 2.38%
  Apache County, Arizona
  Industrial Development
  Authority Pollution Control
  Revenue (Tucson Electric
  Power Company), Series 1981B,
  3.75%, Due 10/1/2021, LOC
  Bank of Tokyo-Mitsubishi,
  Limited......................     2,400          2,400
                                              ----------
    TOTAL ARIZONA..............                    2,400
                                              ----------
ARKANSAS - 1.19%
Little River County, Arkansas
  Solid Waste Disposal Revenue
  Bonds (Georgia-Pacific
  Corporation Project), Series
  1991, 3.80%, Due 11/1/2026,
  LOC Sumitomo Bank, Limited...     1,200          1,200
                                              ----------
    TOTAL ARKANSAS.............                    1,200
                                              ----------
CALIFORNIA - 9.63%
California Pollution Control
  Finance Authority Control
  Resource Recovery (Wadham
  Energy LP), Series 1987A,
  3.80%, Due 11/1/17, LOC
  Banque Paribas...............     3,800          3,800
California Statewide Community
  Development Authority
  Industrial Development
  Revenue Bonds (Nichirin-Flex
  U.S.A., Incorporated
  Project), Series 1989, 3.80%,
  Due 10/1/2009, LOC Dai-Ichi
  Kangyo Bank, Limited.........     2,500          2,500

                             See accompanying notes

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1997
--------------------------------------------------------------------------------

                                   Par
                                  Amount        Value
                                 --------    -----------
                                 (dollars in thousands)
Los Angeles County Industrial
  Development Authority (Gary
  A. Bandy), 3.70%, Due
  12/1/2007, LOC Dai-Ichi
  Kangyo Bank, Limited.........   $   345     $      345
Los Angeles County Industrial
  Development Authority
  (Bicara, Limited Project),
  Series 1987A-II, 3.70%, Due
  12/1/2007, LOC Dai-Ichi
  Kangyo Bank, Limited.........       550            550
Los Angeles Multifamily Housing
  Revenue Bonds (Channel
  Gateway Apartments Project),
  Series 1989B, 4.20%, Due
  8/1/2019, LOC Fuji Bank,
  Limited, Los Angeles.........     2,500          2,500
                                              ----------
    TOTAL CALIFORNIA...........                    9,695
                                              ----------
COLORADO - 1.09%
Moffat County Pollution Control
  Revenue (Ute Electric Company
  Project), Bond Insurance -
  AMBAC Indemnity Corporation,
  Series 1984, 3.70%, due
  7/1/2010, SPA Societe
  Generale.....................     1,100          1,100
                                              ----------
    TOTAL COLORADO.............                    1,100
                                              ----------
CONNECTICUT - 2.98%
Connecticut State Health and
  Education Facilities
  Authority Revenue (Edgehill
  Project), Series 1997B,
  3.85%, Due 7/1/2004, LOC
  Banque Paribas...............     3,000          3,000
                                              ----------
    TOTAL CONNECTICUT..........                    3,000
                                              ----------
FLORIDA - 2.28%
Broward County, Florida Housing
  Finance Authority Multifamily
  Housing Revenue
  Bonds(Parkview Partnership
  Limited), 3.90%, Due
  12/1/2010, LOC Fuji Bank,
  Limited......................     1,000          1,000
Dade County, Florida Capital
  Asset Acquisition Special
  Obligation Bonds, Series
  1990, 3.95%, Due 10/1/2010,
  LOC Sanwa Bank, Limited......     1,300          1,300
                                              ----------
    TOTAL FLORIDA..............                    2,300
                                              ----------

                                   Par
                                  Amount        Value
                                 --------    -----------
                                 (dollars in thousands)
GEORGIA - 4.57%
Industrial Development
  Authority of Cartersville
  (Sekisui Jushi America,
  Incorporated Project), Series
  1992, 4.05%, Due 6/1/2012,
  LOC Sanwa Bank, Limited......   $ 1,100     $    1,100
Thomaston-Upson County
  Industrial Development
  Revenue Authority (Yamaha
  Music Manufacturing,
  Incorporated Project), Series
  1988, 4.05%, Due 8/1/2018,
  LOC Bank of Tokyo-Mitsubishi,
  Limited......................     3,500          3,500
                                              ----------
    TOTAL GEORGIA..............                    4,600
                                              ----------
HAWAII - 2.98%
Department of Budget and
  Finance of the State of
  Hawaii, Special Purpose
  Revenue Bonds (G.N. Wilcox
  Memorial Hospital Project),
  Series 1988, 4.25%, Due
  7/1/2018, LOC Fuji Bank,
  Limited......................     2,000          2,000
Hawaii State Housing Finance &
  Development Revenue Bonds
  (Kamakee Vista Rental Housing
  Systems Project), Series
  1990A, 3.80%, Due 7/1/2025,
  LOC Industrial Bank of Japan,
  Limited......................     1,000          1,000
                                              ----------
    TOTAL HAWAII...............                    3,000
                                              ----------
ILLINOIS - 2.67%
Illinois Development Finance
  Authority (Illinois Power
  Project), Series 1987B,
  4.00%, Due 3/1/2017, LOC Bank
  of Tokyo-Mitsubishi,
  Limited......................       900            900
Illinois Housing Development
  Authority Multifamily
  Mortgage - Revenue Bonds
  (Hyde Park Project), Series
  1989, 4.10%, Due 2/1/2024,
  LOC Sumitomo Bank, Limited...     1,360          1,360
Oswego, Illinois Industrial
  Development Revenue Bonds
  (Griffith Laboratories World
  Wide, Incorporated Project),
  Series 1995, 3.65%, Due
  7/1/2025, LOC ABN AMRO Bank,
  N.V..........................       430            430
                                              ----------
    TOTAL ILLINOIS.............                    2,690
                                              ----------

                             See accompanying notes

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1997
--------------------------------------------------------------------------------

                                   Par
                                  Amount        Value
                                 --------    -----------
                                 (dollars in thousands)
INDIANA - 3.23%
Fort Wayne Industrial Economic
  Development Revenue Bonds
  (ND-Tech Corporation
  Project), Series 1989, 3.70%,
  Due 7/1/2009, LOC Societe
  Generale.....................   $ 1,000     $    1,000
Princeton Industrial
  Development Revenue Bonds
  (Orion Electric America,
  Incorporated Project), Series
  1987, 3.80%, Due 4/30/2017,
  LOC Bank of Tokyo-Mitsubishi,
  Limited......................       455            455
Seymour Economic Development
  Revenue Bonds (Kobelco Metal
  Powder of America,
  Incorporated Project), Series
  1987, 4.05%, Due 12/15/1997,
  LOC Industrial Bank of Japan,
  Limited......................       600            600
Shelbyville, Indiana Economic
  Development Revenue Bonds
  (Nippisun Indiana Corporation
  Project), Series 1991, 4.25%,
  Due 9/1/2006, LOC Industrial
  Bank of Japan, Limited.......     1,200          1,200
                                              ----------
    TOTAL INDIANA..............                    3,255
                                              ----------
IOWA - 1.11%
Dubuque, Iowa Industrial
  Development Revenue Bonds
  (Swiss Valley Farms Company
  Project), Series 1987, 3.75%,
  Due 12/1/2001, LOC Rabobank
  Nederland....................     1,120          1,120
                                              ----------
    TOTAL IOWA.................                    1,120
                                              ----------
KENTUCKY - 2.48%
Bowling Green Industrial
  Building Revenue Bonds (TWN
  Fastener, Incorporated
  Project), Series 1988, 4.05%,
  Due 3/1/2008, LOC Industrial
  Bank of Japan, Limited.......       900            900
Hopkinsville Industrial
  Development Revenue Bonds
  (American Precision
  Machinery, Incorporated
  Project), Series 1990, 3.95%,
  Due 5/1/2000, LOC Bank of
  Tokyo-Mitsubishi, Limited....     1,400          1,400
Hopkinsville, Kentucky
  Industrial Building Revenue
  Refunding Bonds (Co Par,
  Incorporated Project), Series
  1994A, 4.05%, Due 4/1/2004,
  LOC Dai-Ichi Kangyo Bank,
  Limited......................       100            100

                                   Par
                                  Amount        Value
                                 --------    -----------
                                 (dollars in thousands)
Shelbyville, Kentucky
  Industrial Building Revenue
  Bonds (Ichikoh Manufacturing,
  Incorporated Project), Series
  1987, 4.05%, Due 10/1/2007,
  LOC Industrial Bank of Japan,
  Limited......................   $   100     $      100
                                              ----------
    TOTAL KENTUCKY.............                    2,500
                                              ----------
LOUISIANA - 2.04%
Jefferson Parish Louisiana
  Hospital District #1 (West
  Jefferson Medical Center
  Project), Series 1986, 3.75%,
  Due 1/1/2026, LOC Rabobank
  Nederland....................     1,185          1,185
Louisiana Housing Finance
  Agency Multifamily Revenue
  Refunding Bonds (New
  Orleanian Project), Series
  1988, 3.90%, Due 12/1/2025,
  LOC Sumitomo Bank, Limited...       870            870
                                              ----------
    TOTAL LOUISIANA............                    2,055
                                              ----------
MISSOURI - 3.48%
Missouri Higher Education Loan
  Authority Revenue Bonds,
  Series 1988A, 3.70%, Due
  6/1/2017, LOC National
  Westminster Bank, PLC........     3,500          3,500
                                              ----------
    TOTAL MISSOURI.............                    3,500
                                              ----------
NEBRASKA - 0.89%
Lancaster County, Nebraska
  Industrial Revenue Bonds
  (Sun-Husker Foods,
  Incorporated Project), Series
  1989, 4.05%, Due 8/15/2009,
  LOC Bank of Tokyo-Mitsubishi,
  Limited......................       900            900
                                              ----------
    TOTAL NEBRASKA.............                      900
                                              ----------
NEVADA - 3.18%
Clark County, Nevada Industrial
  Development Revenue Bonds
  Pollution Control Refunding
  Revenue Bonds (Nevada Power
  Company Project), Series
  1995A, 3.80%, Due 10/1/2030,
  LOC Barclays Bank, PLC.......       700            700
Clark County, Nevada Industrial
  Development Revenue Bonds
  Pollution Control Refunding
  Revenue Bonds (Nevada Power
  Company Project), Series
  1995C, 3.70%, Due 10/1/2030,
  LOC Barclays Bank, PLC.......     2,500          2,500
                                              ----------
    TOTAL NEVADA...............                    3,200
                                              ----------

                             See accompanying notes

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1997
--------------------------------------------------------------------------------

                                   Par
                                  Amount        Value
                                 --------    -----------
                                 (dollars in thousands)
NEW JERSEY - 2.91%
New Jersey Health Care
  Facilities Financing
  Authority Revenue
  Bonds(Carrier Foundation
  Project), Bond Insurance -
  FGIC, Series 1985C, 3.95%,
  Due 7/1/2005, SPA Banque
  Paribas......................   $ 2,935     $    2,935
                                              ----------
    TOTAL NEW JERSEY...........                    2,935
                                              ----------
NEW YORK - 4.47%
New York, New York General
  Obligation Bonds, Series
  1993B-2, 3.75%, Due
  8/15/2020, LOC Morgan
  Guaranty Trust...............     1,000          1,000
New York, New York General
  Obligation Bonds, Series
  1993B-4, 3.75%, Due
  8/15/2023, LOC Union Bank of
  Switzerland..................     1,500          1,500
New York, New York General
  Obligation Bonds, Bond
  Insurance - FGIC, Series
  1992B, 3.75%, Due
  10/1/2020....................     2,000          2,000
                                              ----------
    TOTAL NEW YORK.............                    4,500
                                              ----------
OHIO - 3.77%
Saint Mary's, Ohio Industrial
  Development Revenue Bonds
  (Setex, Incorporated
  Project), Series 1988, 4.05%,
  Due 12/1/2001, LOC Industrial
  Bank of Japan, Limited.......     1,500          1,500
Ohio State Environmental
  Improvement Revenue (U S
  Steel Corporation Project),
  Series 1986, 3.85%, Due
  5/1/2011, LOC Sanwa
  Limited......................     2,300          2,300
                                              ----------
    TOTAL OHIO.................                    3,800
                                              ----------
PENNSYLVANIA - 7.24%
Cambria County Industrial
  Development Authority
  Resource Recovery Revenue
  Bonds(Cambria Cogen Company
  Project), Series 1989 V-1,
  3.70%, Due 9/1/2019, LOC ABN
  AMRO Bank, N.V.,.............     1,000          1,000
Cambria County Industrial
  Development Authority
  Resource Recovery Revenue
  Bonds(Cambria Cogen Company
  Project), Series 1989 V-2,
  3.70%, Due 9/1/2019, LOC ABN
  AMRO Bank, N.V.,.............       900            900

                                   Par
                                  Amount        Value
                                 --------    -----------
                                 (dollars in thousands)
Cambria County Industrial
  Development Authority
  Resource Recovery Revenue
  Bonds (Cambria Cogen Company
  Project), Series 1991 V-1,
  3.70%, Due 9/1/2019, LOC ABN
  AMRO Bank, N.V...............   $ 2,150     $    2,150
Gettysburg Area Industrial
  Development Authority
  Industrial Development
  Refunding Bonds (Dal-Tile
  Corporation), Series 1987B,
  3.80%, Due 3/1/2004, LOC
  Credit Suisse................     1,570          1,570
Northumberland County
  Industrial Development
  Authority Resource Recovery
  Revenue Bonds (Foster Wheeler
  Mt. Carmel, Incorporated
  Project), Series 1987A,
  3.75%, Due 2/1/2010, LOC
  Union Bank of Switzerland....     1,000          1,000
Northumberland County
  Industrial Development
  Authority Resource Recovery
  Revenue Bonds (Foster Wheeler
  Mt. Carmel, Incorporated
  Project), Series 1987B,
  3.75%, Due 2/1/2010, LOC
  Union Bank of Switzerland....       670            670
                                              ----------
    TOTAL PENNSYLVANIA.........                    7,290
                                              ----------
TENNESSEE - 0.80%
Blount County Industrial
  Development Revenue Bonds
  (Advanced Crystal Technology,
  Incorporated Project), Series
  1988, 4.05%, Due 8/1/2008,
  LOC Industrial Bank of Japan,
  Limited......................       500            500
Covington, Tennessee Industrial
  Development Board Industrial
  Development Revenue Bonds
  (Charms Company Project),
  Series 1992, 3.70%, Due
  6/1/2027, LOC Societe
  Generale.....................       300            300
                                              ----------
    TOTAL TENNESSEE............                      800
                                              ----------
TEXAS - 0.70%
Harris County, Texas Industrial
  Development Revenue Bonds
  (Zeon Chemicals Project),
  Series 1989, 3.90%, Due
  2/1/2009, LOC Industrial Bank
  of Japan, Limited............       600            600

                             See accompanying notes

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1997
--------------------------------------------------------------------------------

                                   Par
                                  Amount        Value
                                 --------    -----------
                                 (dollars in thousands)
Harris County, Texas Industrial
  Development Revenue Bonds
  (Chusei "USA" Project),
  Series 1991C, 3.60%, Due
  8/1/2001, LOC Bank of Tokyo-
  Mitsubishi, Limited..........   $   100     $      100
                                              ----------
    TOTAL TEXAS................                      700
                                              ----------
UTAH - 3.28%
Housing Authority of Provo
  City, Utah Multifamily Rental
  Housing Revenue Refunding
  Bonds(Branbury Park Project),
  Series 1987A, 3.80%, Due
  12/1/2010, LOC Dai-Ichi
  Kangyo Bank, Limited.........     2,000          2,000
Housing Authority of Provo
  City, Utah Multifamily Rental
  Housing Revenue Refunding
  Bonds (Branbury Park
  Project), Series 1987B,
  3.85%, Due 12/1/2010, LOC
  Dai-Ichi Kangyo, Bank,
  Limited......................       300            300
Utah State Board of Regents
  Student Loan Revenue Bonds,
  Bond Insurance-AMBAC
  Indemnity Corporation, Series
  1988C, 3.70%, Due
  11/1/2013....................     1,000          1,000
                                              ----------
    TOTAL UTAH.................                    3,300
                                              ----------
VIRGINIA - 0.20%
Virginia Housing Development
  Authority (AHC Service
  Corporation), Series 1987A,
  3.75%, Due 9/1/2017, LOC Bank
  of Tokyo-Mitsubishi,
  Limited......................       200            200
                                              ----------
    TOTAL VIRGINIA.............                      200
                                              ----------
WASHINGTON - 5.60%
Pierce County, Washington
  Economic Development
  Corporation Dock & Warf
  Facilities Revenue Bonds (SCS
  Industries Project), Series
  1995, 3.70%, Due 7/1/2030,
  LOC Bank of Nova Scotia......     3,585          3,585
Port Angeles Industrial
  Development Corporation
  (Daishowa America Project),
  Series 1992, 4.05%, Due
  8/1/2007, LOC Industrial Bank
  of Japan, Limited............       200            200

                                   Par
                                  Amount        Value
                                 --------    -----------
                                 (dollars in thousands)
Port Angeles Industrial
  Development Corporation
  Revenue Bonds, Series 1992B,
  4.05%, Due 12/1/2007, LOC
  Industrial Bank of Japan,
  Limited......................   $   300     $      300
Port Everett Revenue Bonds,
  Series 1986, 4.05%, Due
  12/1/2006, LOC Sumitomo Bank,
  Limited......................     1,550          1,550
                                              ----------
    TOTAL WASHINGTON...........                    5,635
                                              ----------
WEST VIRGINIA - 1.11%
Marion County, West Virginia
  Solid Waste Disposal Facility
  (Grant Town Cogeneration
  Project), Series 1990B,
  3.70%, Due 10/1/2017, LOC
  National Westminster Bank,
  PLC..........................       115            115
Marion County, West Virginia
  Solid Waste Disposal Facility
  (Grant Town Cogeneration
  Project), Series 1990C,
  3.70%, Due 10/1/2017, LOC
  National Westminster Bank,
  PLC..........................     1,000          1,000
                                              ----------
    TOTAL WEST VIRGINIA........                    1,115
                                              ----------
    TOTAL VARIABLE RATE DEMAND
      OBLIGATIONS..............                   80,195
                                              ----------
    TOTAL MUNICIPAL
      OBLIGATIONS..............                   95,295
                                              ----------
OTHER INVESTMENTS - 3.82%
Alliance Capital Management
  Institutional Reserves
  Tax-Free Portfolio(#38)......     2,193          2,193
Provident Institutional Funds
  Municipal Cash Fund..........     1,653          1,653
                                              ----------
    TOTAL OTHER
      INVESTMENTS..............                    3,846
                                              ----------
TOTAL INVESTMENTS - 98.46%
  (COST $99,141)...............                   99,141
                                              ----------
OTHER ASSETS, NET OF
  LIABILITIES - 1.54%..........                    1,550
                                              ----------
TOTAL NET ASSETS - 100%........               $  100,691
                                              ==========

---------------

Based on the cost of investments of $99,141 for federal income tax purposes at October 31, 1997, there was no unrealized appreciation or depreciation of investments.

(A) Rates associated with money market securities represent yield to maturity or yield to next reset date.

                             See accompanying notes

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1997
--------------------------------------------------------------------------------

ABBREVIATIONS:

FGIC - Financial Guaranty Insurance Company
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance
NV - Company
PLC - Public Limited Corporation
SPA - Support Agreement

                             See accompanying notes

AMR INVESTMENT SERVICES U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1997
--------------------------------------------------------------------------------

                                    Par
                                   Amount        Value
                                  --------     ---------
                                  (dollars in thousands)
U.S. TREASURY REPURCHASE AGREEMENTS (NOTES A AND
B) - 42.86%
Goldman Sachs Tri-Party
  Government Repurchase
  Agreement, 5.75%, Due
  11/3/1997 (Collateral held at
  The Bank of New York Company,
  Incorporated by Federal Home
  Loan Mortgage Corporation
  7.00%, Due 9/1/2010 through
  Federal National Mortgage
  Association 7.00%, Due
  10/1/2027 - Market Value
  $30,412)......................   $30,000      $ 30,000
UBS Securities Tri-Party
  Government National Mortgage
  Association Repurchase
  Agreement, 5.74%, Due
  11/3/1997 (Collateral held at
  The Chase Manhattan Bank, N.A.
  by Federal National Mortgage
  Association 7.25%, Due
  10/1/2015 through Federal
  National Mortgage Association
  7.479%, Due 4/1/2027 - Market
  Value $27,002)................    26,483        26,483
                                                --------
    TOTAL U.S. TREASURY
      REPURCHASE AGREEMENTS.....                  56,483

                                    Par
                                   Amount        Value
                                  --------     ---------
                                  (dollars in thousands)
                                                --------
U.S. GOVERNMENT AGENCY INSTRUMENTS (NOTE A) - 56.88%
Federal Home Loan Bank Variable
  Rate, 5.49%, Due 7/7/1998.....   $50,000      $ 49,970
Federal National Mortgage
  Association, Variable Rate,
  5.46375%, Due 9/10/1998.......    25,000        24,983
                                                --------
    TOTAL U.S. GOVERNMENT AGENCY
      INSTRUMENTS...............                  74,953
                                                --------
TOTAL INVESTMENTS - 99.74%
  (COST - $131,436).............                 131,436
                                                --------
OTHER ASSETS, NET OF
  LIABILITIES - 0.26%...........                     344
                                                --------
TOTAL NET ASSETS - 100%.........                $131,780
                                                ========


---------------

Based on the cost of investments of $131,436 for federal income tax purposes at October 31, 1997, there was no unrealized appreciation or depreciation of investments.

(A) Rates associated with money market securities represent yield to maturity, or yield to next reset date.

(B) Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at the Portfolio's custodian bank, NationsBank of Texas, N.A., or at subcustodian banks, as indicated. The collateral is monitored daily by the Portfolio so that its market value exceeds the carrying value of the repurchase agreement.

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 1997
--------------------------------------------------------------------------------

                                                                                                            Limited-
                                                                            Growth and    International       Term
                                                               Balanced       Income         Equity          Income
                                                              ----------    ----------    -------------    ----------
                                                                                  (in thousands)
ASSETS:
    Investments in securities at value (cost - $888,520;
      $1,322,925; $664,005; $92,996, respectively)..........  $1,041,204    $1,722,405       $  774,331    $   92,874
    Cash, including foreign currency........................           -             -           31,919             -
    Unrealized appreciation on foreign currency contracts...           -             -              542             -
    Dividends and interest receivable.......................       6,996         2,841            2,190           761
    Reclaims receivable.....................................           -             -              794             -
    Receivable for investments sold.........................      15,416         7,751            1,521             -
    Deferred organization costs, net........................          18            18               18            18
                                                              ----------    ----------       ----------    ----------
        TOTAL ASSETS........................................   1,063,634     1,733,015          811,315        93,653
                                                              ----------    ----------       ----------    ----------
LIABILITIES:
    Payable for investments purchased.......................      42,310        18,160            1,144             -
    Payable upon return of securities loaned................      66,635        44,725           47,053             -
    Management and investment advisory fees payable
      (Note 2)..............................................         908         1,423            1,109            20
    Accrued organization costs..............................          35            35               35            35
    Other liabilities.......................................          79            72              301            29
                                                              ----------    ----------       ----------    ----------
        TOTAL LIABILITIES...................................     109,967        64,415           49,642            84
                                                              ----------    ----------       ----------    ----------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS....  $  953,667    $1,668,600       $  761,673    $   93,569
                                                              ==========    ==========       ==========    ==========

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 1997
--------------------------------------------------------------------------------

                                                                Money        Municipal      U.S. Government
                                                                Market      Money Market     Money Market
                                                              ----------    ------------    ---------------
                                                                             (in thousands)
ASSETS:
    Investments in securities at value (cost - $1,998,079;
      $99,141; $131,436, respectively)*.....................  $1,998,079     $   99,141       $  131,436
    Cash....................................................           -              -                5
    Dividends and interest receivable.......................      13,541            378              397
    Receivable for investments sold.........................           -          1,210                -
    Deferred organization costs, net........................          18             18               18
                                                              ----------     ----------       ----------
        TOTAL ASSETS........................................   2,011,638        100,747          131,856
                                                              ----------     ----------       ----------
LIABILITIES:
    Payable for investments purchased.......................      40,000              -                -
    Management and investment advisory fees payable (Note
      2)....................................................         264             13               17
    Accrued organization costs..............................          35             35               35
    Other liabilities.......................................           9              8               24
                                                              ----------     ----------       ----------
        TOTAL LIABILITIES...................................      40,308             56               76
                                                              ----------     ----------       ----------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS....  $1,971,330     $  100,691       $  131,780
                                                              ==========     ==========       ==========

---------------

* Includes repurchase agreements of $56,483 for the U.S. Government Money Market Portfolio.

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF OPERATIONS
Year Ended October 31, 1997
--------------------------------------------------------------------------------

                                                                               Limited-                        Municipal
                                              Growth and     International       Term            Money           Money
                               Balanced         Income          Equity          Income          Market          Market
                             -------------   -------------   -------------   -------------   -------------   -------------
                                                                    (in thousands)
INVESTMENT INCOME:
    Interest income........  $      28,940   $       2,572   $       2,891   $      14,595   $     106,645   $       3,607
    Dividend income (net of
      foreign taxes of
      $1,542 in
      International Equity
      Portfolio)...........         15,983          35,305          15,631               -               -               -
    Income derived from
      securities lending,
      net..................            240             203             322               1               -               -
                             -------------   -------------   -------------   -------------   -------------   -------------
        TOTAL INVESTMENT
          INCOME...........         45,163          38,080          18,844          14,596         106,645           3,607
                             -------------   -------------   -------------   -------------   -------------   -------------
EXPENSES:
    Management and
      investment advisory
      fees (Note 2)........          3,143           4,340           2,828             506           2,813             143
    Custodian fees.........            120              94             515              45             130               7
    Professional fees......             43              42              25              15              70               -
    Amortization of
      organization costs...             15              15              15              15              15              15
    Other expenses.........             83             108              50              27              57              18
                             -------------   -------------   -------------   -------------   -------------   -------------
        TOTAL EXPENSES.....          3,404           4,599           3,433             608           3,085             183
                             -------------   -------------   -------------   -------------   -------------   -------------
        Less fees waived
          (Note 2).........              -               -               -               -               -               8
                             -------------   -------------   -------------   -------------   -------------   -------------
        NET EXPENSES.......          3,404           4,599           3,433             608           3,085             175
                             -------------   -------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME......         41,759          33,481          15,411          13,988         103,560           3,432
                             -------------   -------------   -------------   -------------   -------------   -------------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
    Net realized gain
      (loss) on
      investments..........        134,243         123,365          24,290            (355)             31               -
    Net realized loss on
      foreign currency
      transactions.........              -               -          (2,959)              -               -               -
    Change in net
      unrealized
      appreciation or
      depreciation of
      investments..........         16,668         166,119          77,517            (644)              -               -
    Change in net
      unrealized
      depreciation of
      foreign currency
      contracts and
      translations.........              -               -         (20,412)              -               -               -
                             -------------   -------------   -------------   -------------   -------------   -------------
        NET GAIN (LOSS) ON
          INVESTMENTS......        150,911         289,484          78,436            (999)             31               -
                             -------------   -------------   -------------   -------------   -------------   -------------
NET INCREASE IN NET ASSETS
  RESULTING FROM
  OPERATIONS...............  $     192,670   $     322,965   $      93,847   $      12,989   $     103,591   $       3,432
                             =============   =============   =============   =============   =============   =============

                                 U.S.
                              Government
                                 Money
                                Market
                             -------------

INVESTMENT INCOME:
    Interest income........  $       6,453
    Dividend income (net of
      foreign taxes of
      $1,542 in
      International Equity
      Portfolio)...........              -
    Income derived from
      securities lending,
      net..................              -
                             -------------
        TOTAL INVESTMENT
          INCOME...........          6,453
                             -------------
EXPENSES:
    Management and
      investment advisory
      fees (Note 2)........            175
    Custodian fees.........              9
    Professional fees......              2
    Amortization of
      organization costs...             15
    Other expenses.........             19
                             -------------
        TOTAL EXPENSES.....            220
                             -------------
        Less fees waived
          (Note 2).........              -
                             -------------
        NET EXPENSES.......            220
                             -------------
NET INVESTMENT INCOME......          6,233
                             -------------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
    Net realized gain
      (loss) on
      investments..........              5
    Net realized loss on
      foreign currency
      transactions.........              -
    Change in net
      unrealized
      appreciation or
      depreciation of
      investments..........              -
    Change in net
      unrealized
      depreciation of
      foreign currency
      contracts and
      translations.........              -
                             -------------
        NET GAIN (LOSS) ON
          INVESTMENTS......              5
                             -------------
NET INCREASE IN NET ASSETS
  RESULTING FROM
  OPERATIONS...............  $       6,238
                             =============

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended October 31,
--------------------------------------------------------------------------------

                                        Balanced              Growth and Income      International Equity    Limited-Term Income
                                 -----------------------   -----------------------   ---------------------   --------------------
                                    1997         1996         1997         1996        1997        1996        1997       1996
                                 ----------   ----------   ----------   ----------   --------   ----------   --------   ---------
                                                                          (in thousands)
INCREASE IN NET ASSETS:
OPERATIONS:
   Net investment income.......  $   41,759   $   36,765   $   33,481   $   27,284   $ 15,411   $    8,135   $ 13,988   $  12,102
   Net realized gain (loss) on
     investments and foreign
     currency transactions.....     134,243       67,731      123,365       77,846     21,331       11,172       (355)     (3,216)
   Change in net unrealized
     appreciation or
     depreciation of
     investments and foreign
     currency translations.....      16,668       27,670      166,119       94,294     57,105       30,752       (644)        458
                                 ----------   ----------   ----------   ----------   --------   ----------   --------   ---------
       NET INCREASE IN NET
        ASSETS RESULTING FROM
        OPERATIONS.............     192,670      132,166      322,965      199,424     93,847       50,059     12,989       9,344
                                 ----------   ----------   ----------   ----------   --------   ----------   --------   ---------
TRANSACTIONS IN INVESTORS'
 BENEFICIAL INTERESTS:
   Contributions...............     282,834    1,029,398      446,329    1,053,593    397,499      397,164     95,910     292,820
   Withdrawals.................    (417,319)    (266,082)    (212,851)    (140,860)  (134,169)     (42,727)  (188,507)   (128,987)
                                 ----------   ----------   ----------   ----------   --------   ----------   --------   ---------
       NET INCREASE (DECREASE)
        IN NET ASSETS RESULTING
        FROM TRANSACTIONS IN
        INVESTORS' BENEFICIAL
        INTERESTS..............    (134,485)     763,316      233,478      912,733    263,330      354,437    (92,597)    163,833
                                 ----------   ----------   ----------   ----------   --------   ----------   --------   ---------
NET INCREASE (DECREASE) IN NET
 ASSETS........................      58,185      895,482      556,443    1,112,157    357,177      404,496    (79,608)    173,177
                                 ----------   ----------   ----------   ----------   --------   ----------   --------   ---------
NET ASSETS:
   Beginning of period.........     895,482            -    1,112,157            -    404,496            -    173,177           -
                                 ----------   ----------   ----------   ----------   --------   ----------   --------   ---------
   END OF PERIOD...............  $  953,667   $  895,482   $1,668,600   $1,112,157   $761,673   $  404,496   $ 93,569   $ 173,177
                                 ==========   ==========   ==========   ==========   ========   ==========   ========   =========

------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS:
------------------------------------------------------------------------------------------------------------------
RATIOS:
   Expenses to average net
     assets (annualized).......       0.34%        0.36%        0.34%        0.35%      0.57%        0.56%      0.30%       0.31%
   Net investment income to
     average net assets
     (annualized)..............       4.11%        4.26%        2.45%        2.81%      2.55%        2.50%      6.91%       6.67%
   Portfolio turnover rate.....        105%          76%          35%          40%        15%          19%       282%        304%
   Average commission rate
     paid*.....................  $   0.0385   $   0.0409   $   0.0395   $   0.0412   $ 0.0164   $   0.0192          -           -

* Foreign commissions usually are lower than U.S. commissions when expressed as cents per share due to the lower per share price of many non-U.S. securities.

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended October 31,
--------------------------------------------------------------------------------

                                                 Money Market           Municipal Money Market    U.S. Government Money Market
                                          ---------------------------   -----------------------   -----------------------------
                                              1997           1996          1997         1996          1997            1996
                                          ------------   ------------   ----------   ----------   -------------   -------------
                                                                             (in thousands)
INCREASE IN NET ASSETS:
OPERATIONS:
    Net investment income...............  $    103,560   $     87,138    $   3,432    $   2,196       $   6,233       $   4,734
    Net realized gain on investments....            31             73            -            -               5              39
                                          ------------   ------------    ---------    ---------       ---------       ---------
        TOTAL INCREASE IN NET ASSETS
          RESULTING FROM OPERATIONS.....       103,591         87,211        3,432        2,196           6,238           4,773
                                          ------------   ------------    ---------    ---------       ---------       ---------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Contributions.......................    18,538,305     14,620,176      186,159      189,085         365,792         275,202
    Withdrawals.........................   (18,435,488)   (12,942,465)    (170,158)    (110,023)       (330,942)       (189,283)
                                          ------------   ------------    ---------    ---------       ---------       ---------
        NET INCREASE IN NET ASSETS
          RESULTING FROM TRANSACTIONS IN
          INVESTORS' BENEFICIAL
          INTERESTS.....................       102,817      1,677,711       16,001       79,062          34,850          85,919
                                          ------------   ------------    ---------    ---------       ---------       ---------
NET INCREASE IN NET ASSETS..............       206,408      1,764,922       19,433       81,258          41,088          90,692
                                          ------------   ------------    ---------    ---------       ---------       ---------
NET ASSETS:
    Beginning of period.................     1,764,922              -       81,258            -          90,692               -
                                          ------------   ------------    ---------    ---------       ---------       ---------
    END OF PERIOD.......................  $  1,971,330   $  1,764,922    $ 100,691    $  81,258       $ 131,780       $  90,692
                                          ============   ============    =========    =========       =========       =========
------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS:
------------------------------------------------------------------------------------------------------------------
RATIOS:
    Expenses to average net assets
      (annualized)*.....................         0.16%          0.17%        0.18%        0.13%           0.19%           0.20%
    Net investment income to average net
      assets (annualized)*..............         5.52%          5.45%        3.59%        3.59%           5.32%           5.18%

---------------

* Operating results of the Municipal Money Market Portfolio in the years indicated below excluded fees waived by the Manager. Results prior to expenses waived were as follows:

                                                                 Year Ended          Year Ended
                                                              October 31, 1997    October 31, 1996
                                                              ----------------    ----------------
Ratio of expenses to average net assets.....................       0.19%               0.21%
Ratio of net investment income to average net assets........       3.58%               3.51%

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS
October 31, 1997
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     AMR Investment Services Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York pursuant to a Declaration of Trust dated as of June 27, 1995 and amended on August 11, 1995. Beneficial interests in the Trust are divided into separate series, each having distinct investment objectives and policies. These financial statements relate to the AMR Investment Services Balanced Portfolio, the AMR Investment Services Growth and Income Portfolio, the AMR Investment Services International Equity Portfolio, the AMR Investment Services Limited-Term Income Portfolio, the AMR Investment Services Money Market Portfolio, the AMR Investment Services Municipal Money Market Portfolio and the AMR Investment Services U.S. Government Money Market Portfolio (each a "Portfolio" and collectively the "Portfolios"). Prior to March 1, 1997, the AMR Investment Services U.S. Government Money Market Portfolio was known as the AMR Investment Services U.S. Treasury Money Market Portfolio and operated under different investment policies. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other. The Trust commenced active operations on November 1, 1995.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

     The following is a summary of the significant accounting policies followed by the Portfolios.

  Security Valuation

     Equity securities that are primarily traded on domestic securities exchanges are valued at the last quoted sales price on a designated exchange prior to the close of trading on the New York Stock Exchange (the "Exchange") or, lacking any current sales, on the basis of the last current bid price prior to the close of trading on the Exchange. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges where primarily traded. Over-the-counter equity securities are valued on the basis of the last bid price on that date prior to the close of trading. Debt securities (other than short-term securities) normally will be valued on the basis of prices provided by a pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. In some cases, the prices of debt securities may be determined using quotes obtained from brokers. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures approved by the Trust's Board of Trustees (the "Board"). Investment grade short-term obligations with 60 days or less to maturity and securities of the Money Market, Municipal Money Market and U.S. Government Money Market Portfolios (the "Money Market Portfolios") are valued using the amortized cost method. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Money Market Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation which the Board believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action which should be initiated.

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS
October 31, 1997
(Continued)
--------------------------------------------------------------------------------

  Security Transactions and Investment Income

     Security transactions are recorded on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date except certain dividends from foreign securities which are recorded as soon as the information is available to the Portfolios. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

  Currency Translation

     All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the bid price of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions. The Portfolios include that portion of the results of operations resulting from changes in foreign exchange rates with net realized and unrealized gain on investments, as appropriate.

  Forward Foreign Currency Contracts

     The International Equity Portfolio may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of portfolio securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation.

  Federal Income and Excise Taxes

     The Portfolios will be treated as partnerships for federal income tax purposes. As such, each investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of sub-chapter M of the Internal Revenue Code.

  Repurchase Agreements

     Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank which are subject to resale at a later date. Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is monitored daily by each Portfolio so that the collateral's market value exceeds the carrying value of the repurchase agreement.

  Deferred Organization Expenses

     Expenses incurred by a Portfolio in connection with its organization are being amortized on a straight-line basis over a five-year period.

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS
October 31, 1997
(Continued)
--------------------------------------------------------------------------------

2.  TRANSACTIONS WITH AFFILIATES

  Management Agreement

     The Trust and the Manager are parties to a Management Agreement which obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. Investment assets of the Balanced, Growth and Income and International Equity Portfolios ("Variable NAV Portfolios") are managed by multiple investment advisers which have entered into separate investment advisory agreements with the Manager. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Portfolios an annualized fee equal to .10% of the average daily net assets of the Variable NAV Portfolios plus amounts paid by the Manager to the investment advisors hired by the Manager to direct investment activities of the Portfolios. Management fees are paid as follows (dollars in thousands):

                                                                                      Amounts paid to   Net Amounts
                                                            Management   Management     Investment      Retained by
                                                             Fee Rate       Fee          Advisors         Manager
                                                            ----------   ----------   ---------------   -----------
Balanced Portfolio........................................  .225%-.70%     $3,143         $2,128          $1,015
Growth and Income Portfolio...............................  .225%-.70%      4,340          2,976           1,364
International Equity Portfolio............................  .25%-.90%       2,828          2,224             604

     The Manager serves as the sole investment adviser to the Limited-Term Income Portfolio and each of the Money Market Portfolios. Pursuant to the Management Agreement, the Manager receives from the Portfolios an annualized fee equal to .25% of the average daily net assets of the Limited-Term Income Portfolio and .15% of the average daily net assets of each of the Money Market Portfolios. During the year ended October 31, 1997, the Manager waived management fees totaling $7,534 for the Municipal Money Market Portfolio.

  Other

     Certain officers or trustees of the Trust are also officers of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. However, the Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. For the year ended October 31, 1997, the cost of air transportation was not material to any of the Portfolios.

3.  INVESTMENT TRANSACTIONS

     Investment transactions for the year ended October 31, 1997 (excluding short-term investments) are as follows (in thousands):

                                                                    Growth and   International   Limited-Term
                                                        Balanced      Income        Equity          Income
                                                       Portfolio    Portfolio      Portfolio      Portfolio
                                                       ----------   ----------   -------------   ------------
Purchases............................................  $1,021,589    $729,708      $315,060        $533,660
Proceeds from sales..................................  $1,121,578    $459,559      $ 84,780        $612,495

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS
October 31, 1997
(Continued)
--------------------------------------------------------------------------------

4.  COMMITMENTS

     In order to protect itself against a decline in the value of particular foreign currencies against the U.S. dollar, the International Equity Portfolio has entered into forward contracts to deliver or receive foreign currency in exchange for U.S. dollars as described below. The Portfolio bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Portfolio also bears the credit risk if the counterparty fails to perform under the contract. At October 31, 1997, the Portfolio had outstanding forward foreign currency contracts as follows:

                                                                       Settlement             Unrealized
                        Contracts to Deliver                              Date       Value    Gain/(Loss)
                        --------------------                           ----------   -------   -----------
(amounts in thousands)
  3,500  AUD.........................................................    1/12/98    $ 2,458      $277
     56  CHF.........................................................    11/3/97         40         0
    102  DEM.........................................................    11/3/97         59         0
300,000  ESP.........................................................    12/2/97      2,058       251
 79,000  FRF.........................................................    6/19/98     13,830        12
                                                                                    -------      ----
Total contracts to deliver (Receivable amount $18,985)...............               $18,445      $540
                                                                                    =======      ====
Contracts to Receive
---------------------------------------------------------------------
(amounts in thousands)
   187   AUD.........................................................    11/6/97    $   132      $  0
    83   CHF.........................................................    11/3/97         59         0
300,000  JPY.........................................................    11/5/97      2,494        (6)
    52   SGD.........................................................    11/7/97         33         0
  4,318  DEM.........................................................    11/4/97      2,508         8
    69   DEM.........................................................    11/3/97         40         0
    22   AUD.........................................................    11/7/97         16         0
    25   AUD.........................................................   11/10/97         17         0
                                                                                    -------      ----
Total contracts to receive (Payable amount $5,297)...................               $ 5,299      $  2
                                                                                    =======      ====

     The Portfolios may purchase securities with delivery or payment to occur at a later date. At the time the Portfolios enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Portfolios until payment takes place. At the time the Portfolios enter into this type of transaction it is required to segregate cash or other liquid assets equal to the value of the securities purchased. At October 31, 1997 the Balanced Portfolio had $21,175,000 in purchase commitments outstanding (2% of net assets), with a corresponding amount of assets segregated.

5.  SECURITIES LENDING

     The Portfolios participate in a securities lending program under which securities are loaned to selected institutional investors. All such loans require collateralization with cash, securities of the U.S. Government and its agencies or letters of credit that at all times equal at least 100% of the market

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS
October 31, 1997
(Continued)
--------------------------------------------------------------------------------

value of the loaned securities plus accrued interest. The Portfolios may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of securities fail financially. The Portfolios receive the interest on the collateral less any fees and rebates paid to agents and transferees of securities. The Portfolios also continue to receive interest on the securities loaned, and any gain or loss in the market price of securities loaned that may occur during the term of the loan will be for the account of the Portfolio.

     At October 31, 1997, securities with a market value of approximately $66,477,000, $44,612,000 and $51,436,000 were loaned by the Balanced, Growth and Income and International Equity Portfolios, respectively. The Custodian for each Portfolio held an investment in the AMR Investments Strategic Cash Business Trust (the "Business Trust") totaling $66,635,000, $44,725,000 and $47,053,000 for the Balanced, Growth and Income and International Equity Portfolios, respectively. In addition, the Custodian held non-cash collateral totaling $7,446,000 for the International Equity Portfolio. The Manager serves as Trustee and as investment adviser to the Business Trust. The Manager receives from the Business Trust an annualized fee equal to 0.10% of the average daily net assets of the Business Trust.